united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number      811-21237

                                                          Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN      46208

(Address of principal executive offices)          (Zip code)

William J. Murphy
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      12/31

Date of reporting period:     06/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Crawford Dividend Growth Fund

Semi-Annual Report

June 30, 2008

(Unaudited)

Fund Advisor:

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW, Suite 1650
Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member FINRA, 2960 N. Meridian St. Suite 300, Indianapolis, IN 46208.

Investment Results– (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

* In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

** The Standard & Poor’s 500® Index and the Russell 1000 Value Index are unmanaged benchmarks that assume reinvestment of all distributions and excludes the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Standard & Poor’s 500® Index and the Russell 1000 Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through June 30, 2008.THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of benchmark indices. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchased price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2008.THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of benchmark indices. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchased price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets

2Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 20% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions made less than one year after purchase. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period* (January 1 2008, – June 30, 2008)
Actual	$1,000.00	$910.47	$9.50
Hypothetical **	$1,000.00	$1,014.92	$10.02
*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period* (January 1 2008, – June 30, 2008)
Actual	$1,000.00	$915.61	$4.77
Hypothetical **	$1,000.00	$1,019.89	$5.03
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Common Stocks - 95.16%	Shares	Value

Accident & Health Insurance - 3.27%
AFLAC, Inc.	17,400	$ 1,092,720

Beverages - 2.94%
PepsiCo, Inc.	15,475	984,055

Books: Publishing or Publishing and Printing - 2.91%
The McGraw-Hill Companies, Inc.	24,200	970,904

Computer & Office Equipment - 3.51%
International Business Machines Corp.	9,900	1,173,447

Construction, Mining & Materials Handling Machinery & Equipment - 3.20%
Dover Corp.	22,075	1,067,768

Drilling Oil & Gas Wells - 2.21%
Helmerich & Payne, Inc.	10,265	739,285

Electronic & Other Electrical Equipment - 3.21%
General Electric Co.	40,250	1,074,272

Financial Services - 2.32%
American Capital Strategies, Ltd.	32,650	776,091

Footwear (No Rubber) - 2.87%
Wolverine World Wide, Inc.	35,950	958,787

Insurance Agents, Brokers & Service- 3.27%
Arthur J. Gallagher & Co.	45,350	1,092,935

Miscellaneous Food Preparations & Kindred Products - 3.17%
McCormick & Co., Inc.	29,675	1,058,210

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.02%
The Valspar Corp.	53,350	1,008,848

Perfumes, Cosmetics & Other Toilet Preparations - 2.99%
Colgate-Palmolive Co.	14,475	1,000,222

Periodicals: Publishing or Publishing and Printing - 1.99%
Meredith Corp.	23,550	666,230

Petroleum Refining - 8.59%
Chevron Corp.	11,545	1,144,456
Exxon Mobil Corp.	12,575	1,108,235
Holly Corp.	16,700	616,564
		2,869,255

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 95.16% - continued	Shares	Value

Pharmaceutical Preparations - 6.85%
Abbott Laboratories	21,700	$ 1,149,449
Johnson & Johnson	17,700	1,138,818
		2,288,267

Retail - Drug Stores and Proprietary Stores - 2.97%
Walgreen Co.	30,575	993,993

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.74%
T Rowe Price Group, Inc.	22,150	1,250,810

Semiconductors & Related Devices - 3.15%
Linear Technology Corp.	32,275	1,051,197

Services - Computer Processing & Data Preparation - 3.35%
Automatic Data Processing, Inc.	26,700	1,118,730

Ship & Boat Building & Repairing - 3.41%
General Dynamics Corp.	13,550	1,140,910

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.98%
The Procter & Gamble Company	16,350	994,244

State Commercial Banks - 3.15%
Northern Trust Corp.	15,375	1,054,264

Surgical & Medical Instruments & Apparatus - 3.43%
Stryker Corp.	18,200	1,144,416

Telephone Communications - 2.99%
AT&T, Inc.	29,650	998,909

Wholesale - Durable Goods - 3.39%
W.W. Grainger, Inc.	13,850	1,132,930

Wholesale - Groceries & Related Products - 3.33%
Sysco Corp.	40,475	1,113,467

Wholesale - Motor Vehicle Supplies & New Parts - 2.95%
Genuine Parts Co.	24,850	986,048

TOTAL COMMON STOCKS (Cost $29,681,443)		31,801,214

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

	Shares	Value

Money Market Securities - 4.72%
Huntington Money Market Fund - Investment Shares, 1.09% (a)	1,576,980	$ 1,576,980

TOTAL MONEY MARKET SECURITIES (Cost $1,576,980)		1,576,980

TOTAL INVESTMENTS (Cost $31,258,423) - 99.88%		$ 33,378,194

Other assets less liabilities - 0.12%		40,350

TOTAL NET ASSETS - 100.00%		$ 33,418,544

(a) Variable rate security; the money market rate shown represents the rate at June 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

Assets
Investments in securities, at market value (cost $31,258,423)	$ 33,378,194
Dividends receivable	96,287
Prepaid expenses	6,278
Interest receivable	1,697
Total assets	33,482,456

Liabilities
Payable to advisor (a)	46,872
Payable to fund administrator, fund accountant & transfer agent	10,741
Payable to custodian	2,005
Accrued 12b-1 fees, Class C	558
Payable to trustees and officers	518
Accrued expenses	3,218
Total liabilities	63,912

Net Assets	$ 33,418,544

Net Assets consist of:
Paid in capital	$ 32,469,823
Accumulated undistributed net investment income	304,520
Accumulated net realized (loss) from investment transactions	(1,475,570)
Net unrealized appreciation on investments	2,119,771

Net Asset Value	$ 33,418,544

Class C:

Net Assets	$ 422,758

Shares outstanding (unlimited number of shares authorized)	39,219

Net asset value and offering price per share	$ 10.78

Redemption price per share ($10.78 * 0.99) (b)	$ 10.67

Class I:

Net Assets	$ 32,995,786

Shares outstanding (unlimited number of shares authorized)	3,043,520

Net asset value, offering and redemption price per share	$ 10.84

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Operations
For the six months ended June 30, 2008
(Unaudited)

Investment Income
Dividend income	$ 479,596
Interest income	5,685
Total Income	485,281

Expenses
Investment advisor fees (a)	178,571
12b-1 fees, Class C (a)	2,189
Administration expenses	19,052
Transfer agent expenses	17,586
Fund accounting expenses	12,492
Registration expenses	6,962
Legal expenses	6,226
Custodian expenses	4,261
Trustee expenses	2,643
CCO expenses	2,601
Pricing expenses	1,542
Insurance expenses	1,318
Auditing expenses	1,147
Miscellaneous expenses	1,053
Report printing expenses	861
Total Expenses	258,504
Fees waived and expenses reimbursed by Advisor (a)	(77,743)
Net operating expenses	180,761
Net Investment Income	304,520

Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities	(1,206,679)
Change in unrealized appreciation (depreciation) on investment securities	(2,446,095)
Net realized and unrealized (loss) on investment securities	(3,652,774)
Net decrease in net assets resulting from operations	$ (3,348,254)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Six Months ended
	June 30, 2008	Year ended
Increase (Decrease) in Net Assets Due To:	(Unaudited)	December 31, 2007
Operations:
Net investment income	$ 304,520	$ 587,643
Net realized gain (loss) on investment securities	(1,206,679)	918,090
Change in unrealized appreciation (depreciation) on investment securities	(2,446,095)	(1,191,350)
Net increase (decrease) in net assets resulting from operations	(3,348,254)	314,383

Distributions to shareholders:
From net investment income, Class C	-	(2,255)
From net investment income, Class I	-	(588,658)
From net realized gain, Class C	-	(10,542)
From net realized gain, Class I	-	(964,980)
Change in net assets from distributions	-	(1,566,435)

Capital Share Transactions - Class C
Proceeds from sale of shares	38,191	80,758
Reinvestment of distributions	-	12,506
Shares redeemed	(13,342)	(18,354)
Net increase in net assets resulting
from Class C share transactions	24,849	74,910

Capital Share Transactions - Class I
Proceeds from sale of shares	1,725,191	6,185,590
Reinvestment of distributions	-	1,515,995
Shares redeemed	(5,468,021)	(4,783,312)
Net increase (decrease) in net assets resulting
from Class I share transactions	(3,742,830)	2,918,273

Net increase (decrease) in net assets resulting
from share transactions	(3,717,981)	2,993,183

Total increase (decrease) in Net Assets	(7,066,235)	1,741,131

Net Assets
Beginning of period	40,484,779	38,743,648

End of period	$ 33,418,544	$ 40,484,779

Accumulated undistributed net investment income	$ 304,520	$ -

Capital Share Transactions - C Shares
Shares sold	3,319	6,357
Shares issued in reinvestment of distributions	-	1,069
Shares repurchased	(1,184)	(1,428)

Net increase from capital share transactions	2,135	5,998

Capital Share Transactions - I Shares
Shares sold	151,973	492,920
Shares issued in reinvestment of distributions	-	129,461
Shares repurchased	(488,563)	(388,488)

Net increase (decrease) from capital share transactions	(336,590)	233,893

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended
	June 30, 2008		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2007	December 31, 2006	December 31, 2005		December 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 11.84		$ 12.19	$ 10.57	$ 11.14		$ 10.32
Income from investment operations:
Net investment income (loss)	(0.06)		0.06	0.07	0.06		0.07
Net realized and unrealized gain (loss)	(1.00)		(0.05)	1.62	(0.57)		0.84
Total from investment operations	(1.06)		0.01	1.69	(0.51)		0.91
Less Distributions to shareholders:
From net investment income	-		(0.06)	(0.07)	(0.06)		(0.08)
From net realized gain	-		(0.30)	-	-	(b)	(0.01)
Total distributions	-		(0.36)	(0.07)	(0.06)		(0.09)

Paid in capital from CDSC fees	-		-	-	-		-	(c)

Net asset value, end of period	$ 10.78		$ 11.84	$ 12.19	$ 10.57		$ 11.14

Total Return (d)	-8.95%	(e)	0.11%	16.02%	-4.54%		8.82%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 423		$ 439	$ 379	$ 368		$ 232
Ratio of expenses to average net assets	2.00%	(f)	2.00%	2.00%	2.00%		2.00%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement	3.77%	(f)	2.68%	2.76%	2.18%		6.06%	(f)
Ratio of net investment income to
average net assets	(1.39)%	(f)	0.44%	0.57%	0.37%		1.45%	(f)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(3.16)%	(f)	(0.24)%	(0.19)%	0.20%		(2.61)%	(f)
Portfolio turnover rate	16.01%	(e)	32.97%	35.04%	34.53%		32.09%	(e)

(a) For the period January 27, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share
(c) CDSC fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended
	June 30, 2008		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2007	December 31,2006	December 31,2005		December 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 11.85		$ 12.19	$ 10.58	$ 11.13		$ 10.00
Income from investment operations:
Net investment income	0.10		0.18	0.18	0.13		0.12
Net realized and unrealized gain (loss)	(1.11)		(0.04)	1.60	(0.55)		1.14
Total from investment operations	(1.01)		0.14	1.78	(0.42)		1.26
Less Distributions to shareholders:
From net investment income	-		(0.18)	(0.17)	(0.13)		(0.12)
From net realized gain	-		(0.30)	-	-	(b)	(0.01)
Total distributions	-		(0.48)	(0.17)	(0.13)		(0.13)

Net asset value, end of period	$ 10.84		$ 11.85	$ 12.19	$ 10.58		$ 11.13

Total Return (c)	-8.44%	(d)	1.20%	16.86%	-3.74%		12.62%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 32,996		$ 40,046	$ 38,365	$ 30,927		$ 22,604
Ratio of expenses to average net assets	1.00%	(e)	1.00%	1.00%	1.00%		1.00%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.42%	(e)	1.43%	1.50%	1.55%		2.52%	(e)
Ratio of net investment income to
average net assets	1.82%	(e)	1.44%	1.60%	1.38%		2.47%	(e)
Ratio of net investment income to
average net assets before waiver & reimbursement	1.40%	(e)	1.01%	1.10%	0.83%		0.95%	(e)
Portfolio turnover rate	16.01%	(d)	32.97%	35.04%	34.53%		32.09%	(d)

(a) For the period January 5, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund

Notes to the Financial Statements

June 30, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 20, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 33,378,194	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 33,378,194	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards (SFAS) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) at 1.00% of its average daily net assets of the Fund through April 30, 2009. For the six months ended June 30, 2008, the Advisor earned fees of $178,571 from the Fund, before waiver of fees. For the six months ended June 30, 2008, the Advisor waived fees of $77,743. At June 30, 2008, the Fund owed the Advisor $46,872 for advisory services.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation. The amounts subject to recoupment by the Fund, pursuant to the aforementioned conditions are as follows:

As of June 30, 2008, $77,743 may be subject to potential repayment by the Fund to the Advisor through December 31, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2008, Unified earned fees of $19,052 for administrative services provided to the Fund. At June 30, 2008, the Fund owed Unified $5,103 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended June 30, 2008, Huntington National Bank earned fees of $4,261 for custody services provided to the Fund. At June 30, 2008, the Fund owed Huntington National Bank $2,005 for custody services. A Trustee of the Trust is a member of management at the Custodian.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2008, Unified earned fees of $10,630 from the Fund for transfer agent services provided to the Fund and

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2008

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

$6,956 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2008, Unified earned fees of $12,492 from the Fund for fund accounting services provided to the Fund. At June 30, 2008, the Fund owed Unified $3,105 for transfer agent services, $747 in reimbursement of out-of-pocket expenses and $1,786 for fund accounting services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2008, Unified earned fees of $10,630 from the Fund for transfer agent services provided to the Fund and $6,956 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2008, Unified earned fees of $12,492 from the Fund for fund accounting services provided to the Fund. At June 30, 2008, the Fund owed Unified $3,105 for transfer agent services, $747 in reimbursement of out-of-pocket expenses and $1,786 for fund accounting services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2008, Unified earned fees of $10,630 from the Fund for transfer agent services provided to the Fund and $6,956 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2008, Unified earned fees of $12,492 from the Fund for fund accounting services provided to the Fund. At June 30, 2008, the Fund owed Unified $3,105 for transfer agent services, $747 in reimbursement of out-of-pocket expenses and $1,786 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2008. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $5,685 was received from the Huntington Money Market Fund for the six months ended June 30, 2008.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six months ended June 30, 2008, the Fund incurred 12b-1 expenses of $2,189. At June 30, 2008, the Fund owed the Advisor $558 in 12b-1 fees.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2008

(Unaudited)

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

At June 30, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $31,258,423.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2008, Ameritrade Inc., for the benefit of its customers, owned 33.97% of the Class I shares. First Clearing, LLC, for the benefit of its customers, owned 33.83% of the Class C shares and Morgan Keegan & Co., for the benefit of its customers, owned 60.93% of the Class C shares. Therefore, the foregoing entities may be deemed to control the Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions during the six months ended June 30, 2008.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2008

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax character of distributions paid during the fiscal years 2007 and 2006 was as follows:

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation as of December 31, 2007 was attributable primarily to the tax deferral of losses on wash sales in the amount of $30,491 and the Fund’s election to defer post-October losses of $238,399.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website atwww.sec.gov .

TRUSTEES

Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President
John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer
Heather A. Bonds, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW
Suite 1650
Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

GJMB Growth Fund

Semi-Annual Report

June 30, 2008

(Unaudited)

Fund Advisor:

Gamble Jones Investment Counsel
301 East Colorado Boulevard, Suite 802
Pasadena, California 91101

Toll Free 1-888-912-4562

Investment Results (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 31, 1998 (commencement of Fund operations) and held through June 30, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the GJMB Growth Fund, and to obtain performance data current to the most recent month end, please call 1-888-912-4562. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS– (Unaudited)

1As a percent of net assetsThe Fund invests primarily in common stocks of U.S. companies, which the Fund’s advisor believes offer superior prospects for growth.

AVAILABILITY OF PORTFOLIO SCHEDULE– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES- (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and Trustee fees and expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GJMB Growth Fund	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period* January 1, 2008 – June 30, 2008
Actual	$1,000.00	$888.21	$5.84
Hypothetical **	$1,000.00	$1,018.68	$6.24

* Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

** Assumes a 5% annual return before taxes.

GJMB Growth Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Common Stocks - 90.56%	Shares	Value

Beverages - 4.18%
The Coca-Cola Co.	8,000	$ 415,840

Computer Communications Equipment - 4.67%
Cisco Systems, Inc. (a)	20,000	465,200

Converted Paper & Paperboard Products - 3.90%
Kimberly-Clark Corp.	6,500	388,570

Electromedical & Electrotherapeutic Apparatus - 2.60%
Medtronic, Inc.	5,000	258,750

Electronic & Other Electrical Equipment - 7.23%
Emerson Electric Co.	7,000	346,150
General Electric Co.	14,000	373,660
		719,810

Fire, Marine & Casualty Insurance - 2.13%
American International Group, Inc.	8,000	211,680

Petroleum Refining - 10.60%
BP plc (b)	5,500	382,635
Chevron Corp.	2,500	247,825
ConocoPhillips	4,500	424,755
		1,055,215

Pharmaceutical Preparations - 14.24%
Abbott Laboratories	9,000	476,730
Johnson & Johnson	7,500	482,550
Teva Pharmaceutical Industries Ltd. (b)	10,000	458,000
		1,417,280

Retail - Drug Stores and Proprietary Stores - 2.78%
Walgreen Co.	8,500	276,335

Retail - Variety Stores - 3.27%
Target Corp.	7,000	325,430

Semiconductors & Related Devices - 4.75%
Intel Corp.	22,000	472,560

Services - Computer Programming, Data Processing, Etc. - 2.64%
Google, Inc. - Class A (a)	500	263,210

Services - Miscellaneous Amusement & Recreation - 4.08%
The Walt Disney Co.	13,000	405,600

Services - Prepackaged Software - 5.67%
Microsoft Corp.	20,500	563,955

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

Assets
Investments in securities, at market value (cost $9,702,456)	$ 9,949,873
Prepaid trustee fees	22
Interest receivable	850
Dividends receivable	12,177
Total assets	9,962,922

Liabilities
Accrued advisory fees	10,255
Total liabilities	10,255

Net Assets	$ 9,952,667

Net Assets consist of:
Paid in capital	$ 10,990,094
Accumulated undistributed net investment income	66,568
Accumulated net realized loss on investments	(1,351,412)
Net unrealized appreciation on investments	247,417

Net Assets	$ 9,952,667

Shares outstanding (unlimited amount authorized)	978,756

Net Asset Value, offering and redemption price per share	$ 10.17

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statement of Operations
For the six months ended June 30, 2008
(Unaudited)

Investment Income
Dividend income (net of foreign taxes on dividends of $2,153)	$ 120,875
Interest income	8,255
Total Income	129,130

Expenses
Investment advisory fee	66,278
Trustee expenses	2,386
Total Expenses	68,664
Net Investment Income	60,466

Realized & Unrealized Loss on Investments
Net realized loss on investment securities	(43,700)
Change in net unrealized appreciation/depreciation
on investment securities	(1,347,465)
Net realized and unrealized loss on investment securities	(1,391,165)
Net decrease in net assets resulting from operations	$ (1,330,699)

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statements of Changes In Net Assets

	Six Months ended
	June 30, 2008	Year ended
	(Unaudited)	December 31, 2007
Operations:
Net investment income	$ 60,466	$ 144,032
Net realized gain (loss) on investment securities	(43,700)	223,470
Change in unrealized appreciation/depreciation on investment securities	(1,347,465)	188,187
Net increase (decrease) in net assets resulting from operations	(1,330,699)	555,689

Distributions:
From net investment income	-	(144,096)
Total distributions	-	(144,096)

Capital Share Transactions:
Proceeds from shares sold	532,419	668,605
Reinvestment of distributions	-	138,313
Amount paid for shares repurchased	(1,562,096)	(1,612,577)
Net decrease in net assets resulting
from capital share transactions	(1,029,677)	(805,659)
Total Decrease in Net Assets	(2,360,376)	(394,066)

Net Assets
Beginning of period	12,313,043	12,707,109

End of period	$ 9,952,667	$ 12,313,043

Accumulated undistributed net investment income included in net assets	$ 66,568	$ 6,102

Capital Share Transactions
Shares sold	49,277	59,995
Shares issued in reinvestment of distributions	-	11,934
Shares repurchased	(145,539)	(139,609)

Net decrease from capital share transactions	(96,262)	(67,680)

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Financial Highlights
(For a share outstanding during the period)

	Six Months ended June 30, 2008 (Unaudited)		Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.45		$ 11.12	$ 9.98	$ 9.89	$ 9.73	$ 8.24
Income from investment operations
Net investment income	0.06		0.14	0.16	0.13	0.08	0.01
Net realized and unrealized gain (loss)	(1.34)		0.33	1.14	0.09	0.16	1.51
Total from investment operations	(1.28)		0.47	1.30	0.22	0.24	1.52
Less Distributions to Shareholders
From net investment income	-		(0.14)	(0.16)	(0.13)	(0.08)	(0.03)
Total distributions	-		(0.14)	(0.16)	(0.13)	(0.08)	(0.03)

Net asset value, end of period	$ 10.17		$ 11.45	$ 11.12	$ 9.98	$ 9.89	$ 9.73

Total Return (a)	-11.18%	(b)	4.17%	13.05%	2.20%	2.42%	18.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,953		$ 12,313	$ 12,707	$ 12,646	$ 13,416	$ 13,936
Ratio of expenses to average net assets	1.24%	(c)	1.23%	1.23%	1.24%	1.20%	1.20%
Ratio of expenses to average net assets
before waiver & reimbursement	1.24%	(c)	1.23%	1.23%	1.24%	1.21%	1.21%
Ratio of net investment income to
average net assets	1.09%	(c)	1.12%	1.48%	1.22%	0.75%	0.16%
Ratio of net investment income to
average net assets before waiver & reimbursement	1.09%	(c)	1.12%	1.48%	1.22%	0.74%	0.14%
Portfolio turnover rate	12.95%	(b)	13.40%	36.03%	162.82%	95.40%	81.15%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund

Notes to the Financial Statements

June 30, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

GJMB Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Board”). The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble Jones Investment Counsel (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Except for trustee fees, the trust-level expenses which are allocated to the Fund are paid by the Advisor.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – Effective December 20, 2007, the Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 9,949,873	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 9,949,873	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards (SFAS) No. 161 “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor has entered into a Management Agreement (“Agreement”) with the Trust, pursuant to which the Advisor has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Advisor, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, interest, fees and expenses of independent trustees and extraordinary or nonrecurring expenses.  The Agreement does not require the Advisor to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

1.20% of the average value of its daily net assets. For the six months ended June 30, 2008, the Advisor earned a fee of $66,278 from the Fund. At June 30, 2008, the Fund owed the Advisor $10,255 for its advisory services.

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management at the Custodian. Unified Financial Securities, Inc. (the “Distributor) acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the six months ended June 30, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $8,256 was received from the Huntington Money Market Fund for the six months ended June 30, 2008.

NOTE 4.	INVESTMENTS

For the six months ended June 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of June 30, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $9,702,456.

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2008, Charles Schwab & Co. and National Financial Services Corp., held in omnibus accounts for the benefit of their customers, 54.08% and 44.12%, respectively, of the Fund’s shares. As a result, each may be deemed to control the Fund.

NOTE 7.	CAPITAL LOSS CARRYFORWARD

At December 31, 2007, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,218,833, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Expiring December 31,	Amount
2010	$ 992,939
2011	$225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions during the six months ended June 30, 2008.

The tax character of distributions paid during fiscal years 2007 and 2006 was as follows:

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $5,779 and the Fund’s election to defer post-October losses of $83,100.

MANAGEMENT AGREEMENT RENEWAL

(Unaudited)

The continuation of the Management Agreement (“Agreement”) of the GJMB Growth Fund (the “Fund”) with Gamble Jones Investment Counsel (the “Advisor”) was recommended by the Advisor Contract Renewal Committee (the “Committee”) of the Board, and approved by the Board including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the Independent Trustees and each an “Independent Trustee”) at an in-person meeting held on February 11, 2008.

The Chairman of the Board reported that on January 31, 2008, the Committee met to review the Fund’s prior performance and the Advisor’s 15(c) responses. Materials provided to the Committee included: (i) executed copies of the Fund’s management agreement, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s responses to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability (if any) from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, (iv) the Advisor’s Form ADV, (v) the Advisor’s financial statements as of December 31, 2007, (vi) reports regarding the Fund’s performance for the past 1, 3, and 5-year periods as of December 31, 2007 and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods, and (vii) reports comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursement) to the Fund’s peer group – mutual funds with a Morningstar category of “Large Blend” and net assets of $11-$13 million. The Committee interviewed representatives of the Advisor with respect to these and other issues.

The Committee noted that in making its recommendation that the Board review the Agreement, it had taken into account a number of factors that the Independent Trustees believed to be relevant, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees and their own business judgment. The Committee reviewed the responses from the Advisor as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the levels of the Fund’s assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee noted that the Advisor provides two portfolio managers as well as various other administrative staff to manage the Fund and monitor compliance issues. The Committee noted that, in addition to the Fund, the portfolio managers also manage a number of separate accounts and sought and received assurances from the Advisor that the portfolio managers’ current work load allows sufficient time to devote to Fund matters. The Committee also noted that the Advisor was not proposing any changes to the level of services provided to the Fund. The Committee determined that the Advisor’s resources appear adequate.

The Advisor noted that the former President of the firm left in late 2007 to start an independent advisory firm. As a result, the Advisor informed the Committee that in late December 2007, the firm changed its name from “Gamble, Jones, Morphy & Bent” to “Gamble Jones Investment Counsel”. The Advisor informed the Committee that the Fund’s portfolio managers would continue in their current roles.

The Advisor then reported there had been no compliance issues, changes to its compliance program or Securities and Exchange Commission (“SEC”) staff examination during the most-recently completed year. The Trust’s Chief Compliance Officer reported favorably on the Advisor regarding the Fund’s compliance matters.

The Committee discussed the Fund’s performance and reviewed materials provided by the Advisor and the Administrator with respect to such performance. The Administrator reported the Fund had returned 4.17% for the one year ended December 31, 2007 compared to 5.49% for the S&P 500 Index and 5.77% for the Russell 1000 Value Index. The Advisor noted the Fund’s large exposure to financial and retail companies and conservative investments as reasons for underperformance compared to the S&P 500 Index.

The Committee also considered the Advisor’s fee rates and profitability. The Administrator reported that the Fund’s management fee of 1.20% is higher than its peer group average, but its reported net expenses of 1.23% for the last fiscal year were lower than the peer group’s average of 1.44%.

MANAGEMENT AGREEMENT RENEWAL

(Unaudited) - continued

The Committee next reviewed the Advisor’s financial statements and noted that the firm appeared to be financially sound. The Committee also requested an update on the Advisor’s financial condition since the date of the financial statements provided and was advised that the firm continued to be financially sound. The Advisor informed the Committee that they received $154,523 from the Fund in 2007, but due to applicable expenses, the Advisor actually experienced a loss of about $47,300 from managing the Fund. The Committee also noted that the Advisor does not enter into soft dollar arrangements with respect to the Fund’s brokerage commissions. The Committee also noted that the Advisor receives no 12b-1 fees from the Fund.

In determining the reasonableness of the advisory fees, the Committee considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee noted that the Fund’s assets are still growing, and that the Advisor was not realizing profits from managing the Fund. The Committee therefore determined to defer consideration of fee breakpoints into the future.

The Committee reviewed the foregoing with the Board, indicated that its members had determined that the Fund’s advisory fees were reasonable and its members unanimously recommended that the Board approve the renewal of the Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Independent Trustees, determined that the Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Agreement between the Trust and the Advisor is in the best interest of the Fund and its shareholders and voted to continue the Agreement for an additional one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 912-4562; or (2) from Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Ken Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Gamble Jones Investment Counsel

301 East Colorado Blvd.

Suite 802

Pasadena, CA 91101

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

3 to 1 Diversified Equity Fund

3 to 1 Strategic Income Fund

Semi-Annual Report

June 30, 2008

(Unaudited)

Fund Adviser:

Envestnet Asset Management, Inc.
35 East Wacker Drive, 16th Floor
Chicago, IL 60601

Toll Free (866) 616-4848

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-616-4848.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Index and the Russell 2000 Value Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in these Indices, however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-616-4848.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Lehman Aggregate Bond Index is an unmanaged benchmarks that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in this index, however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged indexs of common stock prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1As a percent of net assets.

     The 3 to 1 Diversified Equity Fund seeks to provide long-term capital appreciation and, secondarily, income.

1As a percent of net assets.

The 3 to 1 Strategic Income Fund seeks to provide total return. Total return is comprised of long-term capital appreciation and income.

Availability of Portfolio Schedule – (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (January 31, 2008, the date the Funds commenced operations) and held for the entire period (through June 30, 2008).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

3 to 1Diversified Equity Fund	Beginning Account Value	Ending Account Value June 30, 2008	Expenses Paid During the Period Ended June 30, 2008
Actual*	$1,000.00	$916.00	$4.58
Hypothetical **	$1,000.00	$1,019.14	$5.77

*Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period since commencement of Fund operations on January 31, 2008).
** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from January 1, 2008 to June 30, 2008. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the partial year period).

3 to 1 Strategic Income Fund	Beginning Account Value	Ending Account Value June 30, 2008	Expenses Paid During the Period Ended June 30, 2008
Actual*	$1,000.00	$981.33	$4.73
Hypothetical **	$1,000.00	$1,019.14	$5.77

*Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period since commencement of Fund operations on January 31, 2008).
** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from January 1, 2008 to June 30, 2008. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the partial year period).

3 to 1 Diversified Equity Fund
Schedule of Investments
June 30, 2008
(Unaudited)

Common Stocks - 73.52%	Shares	Value

Aircraft - 1.12%
AAR Corp. (a)	8,010	$ 108,375
The Boeing Co.	6,700	440,324
		548,699

Applications Software - 0.23%
Patni Computer Systems Ltd. (b)	11,290	113,352

Arrangement of Transportation of Freight & Cargo - 0.50%
The Brink's Co.	2,170	141,961
UTI Worldwide, Inc.	5,215	104,039
		246,000

Athletic Footwear - 0.09%
Yue Yuen Industrial Holdings Ltd.	18,000	42,752

Audio/Video Products - 0.12%
Sony Corp.	1,300	56,903

Auto-Cars/Light Trucks - 0.42%
Nissan Motor Co., Ltd.	6,000	49,639
Honda Motor Co., Ltd.	1,600	54,488
PSA Peugeot Citroen	900	48,907
Toyota Motor Corp.	1,100	51,988
		205,022

Auto - Medium & Heavy Duty Trucks - 0.11%
Hino Motors, Ltd.	9,000	55,865

Beverages - 0.83%
The Coca-Cola Co.	7,835	407,263

Beverages - Wine/Spirits - 0.11%
Diageo plc	3,000	54,389

Brewery - 0.41%
Compania Cervecerias Unidas S.A. (b)	3,440	100,310
Foster's Group Ltd.	10,000	48,652
Heineken Holding N.V.	1,100	50,503
		199,465

Building & Construction Products - Miscellaneous - 0.09%
Compagnie de Saint-Gobain	700	43,829

Building - Heavy Construction - 0.23%
Cheung Kong Infrastructure Holdings Ltd.	15,000	63,482
Fomento De Construcciones y Contratas S.A.	800	47,569
		111,051

Building Products - Cement/Aggreg - 0.10%
Taiheiyo Cement Corp.	25,000	50,233

Casino Hotels - 0.26%
MGM Mirage (a)	3,725	126,240

Cellular Telecom - 0.11%
Vodafone Group plc	19,000	55,603

Cement, Hydraulic - 0.10%
Cemex SAB de C.V. (a) (b)	2,000	49,400

Chemicals - Diversified - 0.33%
BASF SE	800	54,993
Lanxess	1,200	49,308
Sumitomo Chemical Co., Ltd.	9,000	56,799
		161,100

Cogeneration Services & Small Power Producers - 0.43%
AES Corp. (a)	11,065	212,559

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Commercial Banks Non-US - 2.01%
Allied Irish Banks plc	3,100	$ 48,012
Australia and New Zealand Banking Group Ltd.	2,800	50,298
Barclays plc	8,700	49,760
BNP Paribas	600	54,394
Danske Bank A/S	1,500	43,414
DBS Group Holdings Ltd.	3,500	48,583
Deutsche Bank AG	500	42,879
Dexia S.A.	2,400	38,418
Fortis	2,300	36,854
The Governor and Company of the Bank of Ireland	5,100	44,556
HBOS plc	9,000	48,739
HSBC Holdings plc	3,600	54,795
Mitsubishi UFJ Financial Group, Inc.	6,500	57,700
National Australia Bank Ltd.	2,000	50,859
Royal Bank of Canada	1,200	54,205
Royal Bank of Scotland Group plc	13,000	54,840
Skandinaviska Enskilda Banken AB - Class A	2,800	52,133
Societe Generale	600	52,267
Swedbank AB - Class A	2,400	46,481
The Toronto-Dominion Bank	900	56,993
		986,180

Computer & Office Equipment - 2.13%
Hewlett-Packard Co.	11,500	508,415
International Business Machines Corp.	4,510	534,570
		1,042,985

Computers - Integrated Systems - 0.11%
FUJITSU Ltd.	7,000	52,035

Construction Machinery & Equipment - 0.76%
Caterpillar, Inc.	5,085	375,375

Containers - Paper/Plastic - 0.21%
Amcor Ltd.	10,000	48,460
Mayr-Melnhof Karton AG	600	56,710
		105,170

Cookies & Crackers - 0.34%
Lance, Inc.	9,000	168,930

Cosmetics & Toiletries - 0.11%
Aderans Holdings Co. Ltd.	2,800	54,148

Crude Petroleum & Natural Gas - 3.93%
Apache Corp.	1,050	145,950
Petroleo Brasileiro S.A. (b)	5,750	407,272
Canadian Natural Resources Ltd.	2,015	202,004
Chesapeake Energy Corp.	6,130	404,335
Delta Petroleum Corp. (a)	6,505	166,008
Devon Energy Corp.	2,215	266,154
McMoRan Exploration Co. (a)	9,710	267,219
W&T Offshore, Inc.	1,150	67,287
		1,926,229

Diversified Manufacturing Operations - 0.23%
Ahlstrom Oyj	2,500	56,523
Siemens AG	500	55,239
		111,762

Diversified Minerals - 0.18%
Companhia Vale Do Rio Doce (b)	2,500	89,550

Diversified Operations - 0.10%
Swire Pacific Ltd. - Class A	5,000	51,138

Drawing and Insulating Nonferrous Wire - 0.25%
General Cable Corp. (a)	2,035	123,830

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Drilling Oil & Gas Wells - 0.35%
Atwood Oceanics, Inc. (a)	1,400	$ 174,076

Electric Distribution - 0.13%
AGL Energy Ltd.	4,800	65,867

Electric - Integrated - 0.48%
CLP Holdings Ltd.	7,000	59,968
E.ON AG	300	60,544
Kyushu Electric Power Co., Inc.	2,700	56,544
Tokyo Electric Power Co., Inc.	2,300	59,233
		236,289

Electric - Transmission - 0.11%
National Grid plc	4,300	55,726

Electromedical & Electrotherapeutic Apparatus - 0.63%
Medtronic, Inc.	3,980	205,965
Syneron Medical Ltd. (a)	6,235	102,503
		308,468

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.06%
Emerson Electric Co.	3,780	186,921
General Electric Co.	28,935	772,275
Koninklijke Philips Electronics N.V.	1,600	54,080
		1,013,276

Electronic Components - Miscellaneous - 0.22%
Barco N.V.	800	52,018
KYOCERA Corp.	600	56,601
		108,619

Electronic Components - Semiconductors - 0.10%
STMicroelectronics N.V.	4,500	46,872

Farm Machinery & Equipment - 0.27%
Deere & Co.	1,830	131,998

Finance - Consumer Loans - 0.12%
Provident Financial plc	3,800	59,275

Finance - Investment Bankers/Brokers - 0.11%
Nomura Holdings, Inc.	3,700	54,904

Finance Services - 0.78%
American Express Co.	7,690	289,682
AmeriCredit Corp. (a)	10,885	93,829
		383,511

Fire, Marine & Casualty Insurance - 1.57%
Alleghany Corp. (a)	456	151,415
American International Group, Inc.	3,805	100,680
Markel Corp. (a)	300	110,100
Montpelier Re Holdings Ltd.	9,500	140,125
Platinum Underwriters Holdings Ltd.	3,030	98,808
White Mountains Insurance Group, Ltd.	400	171,600
		772,728

Fisheries - 0.25%
Cermaq ASA	4,500	53,671
Toyo Suisan Kaisha, Ltd.	3,000	67,921
		121,592

Food - Miscellaneous/Diversified - 0.21%
Nestle S.A.	1,200	54,381
Unilever plc	1,800	50,469
		104,850

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Food Retail - 0.09%
Carrefour S.A.	800	$ 45,325

General Building Contractors - Nonresidential Buildings - 0.13%
Perini Corp. (a)	2,005	66,265

Gold & Silver Ores - 2.26%
Agnico-Eagle Mines Ltd.	3,955	294,133
Goldcorp, Inc.	5,180	239,161
Newmont Mining Corp.	7,970	415,715
Northgate Minerals Corp. (a)	58,610	161,177
		1,110,186

Hospital & Medical Service Plans - 1.04%
Aetna, Inc.	12,600	510,678

Household Appliances - 0.25%
Whirlpool Corp.	2,000	123,460

Identification Systems & Development - 0.17%
L-1 Identity Solutions, Inc. (a)	6,375	84,915

Import/Export - 0.11%
Mitsubishi Corp.	1,700	56,129

Industrial Inorganic Chemicals - 0.25%
TETRA Technologies, Inc. (a)	5,165	122,462

Industrial Organic Chemicals - 0.32%
NewMarket Corp.	2,400	158,952

Life/Health Insurance - 0.20%
Legal & General Group plc	26,000	51,116
Prudential plc	4,300	44,969
		96,085

Machinery - Farm - 0.12%
KUBOTA Corp.	8,000	57,582

Machinery - General Industry - 0.10%
Volvo AB - Class B	4,000	49,207

Machinery Tools & Related Products - 0.10%
Techtronic Industries Co. Ltd.	60,000	50,555

Malt Beverages - 0.52%
Anheuser-Busch Companies, Inc.	4,095	254,381

Medical - Drugs - 0.56%
AstraZeneca plc	1,400	58,839
GlaxoSmithKline plc	2,700	58,963
Mitsubishi Tanabe Pharma Corp.	4,000	52,375
Sanofi-Aventis	800	53,480
Takeda Pharmaceutical Co. Ltd.	1,000	50,941
		274,598

Medical - Wholesale Drug Distribution - 0.11%
Celesio AG	1,500	54,333

Metail Processors & Fabricators - 0.10%
SKF AB - Class B	3,200	50,271

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.30%
Martin Marietta Materials, Inc.	1,400	145,026

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.50%
Electro Scientific Industries, Inc. (a)	7,145	101,245
Energizer Holdings, Inc. (a)	2,000	146,180
		247,425

Miscellaneous Furniture & Fixtures - 0.33%
Knoll, Inc.	13,500	164,025

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Miscellaneous Metal Ores - 0.93%
Cameco Corp.	5,460	$ 234,070
Oilsands Quest, Inc. (a)	33,910	220,415
		454,485

Miscellaneous Transportation Equipment - 0.12%
Force Protection, Inc. (a)	18,020	59,646

Mortgage Banks - 0.01%
Alliance & Leicester plc	750	4,341

Motor Vehicle Parts & Accessories - 0.10%
Magna International, Inc. - Class A	800	47,392

Multi-Line Insurance - 0.31%
AEGON N.V.	3,500	46,393
Allianz SE	300	52,849
ING Groep N.V.	1,600	51,060
		150,302

National Commercial Banks - 1.70%
Citigroup, Inc.	24,200	405,592
JPMorgan Chase & Co.	12,500	428,875
		834,467

Office Automation & Equipment - 0.13%
Canon, Inc.	1,200	61,808

Office Supplies & Forms - 0.13%
Societe BIC S.A.	1,200	62,770

Oil & Gas Drilling - 1.12%
Transocean, Inc. (a)	3,600	548,604

Oil & Gas Field Machinery & Equipment - 0.23%
Tesco Corp. (a)	3,465	110,707

Oil Companies - Exploration & Production - 0.11%
Santos Ltd.	2,700	55,575

Oil Companies - Integrated - 1.09%
BP plc	9,000	102,995
China Petroleum and Chemical Corp.	60,000	56,172
Husky Energy, Inc.	1,400	67,364
OMV AG	700	54,990
Petro-Canada	1,200	67,546
Repsol YPF, S.A.	1,500	59,154
Royal Dutch Shell plc - Class A	1,400	57,648
Total S.A.	800	68,316
		534,185

Operative Builders - 0.92%
D.R. Horton, Inc.	41,600	451,360

Ordanance & Accessories, (No Vehicles/Guided Missiles) - 0.33%
Sturm, Ruger & Co, Inc. (a)	22,900	161,674

Paper & Related Products - 0.10%
Stora Enso Oyj - Class R	5,000	46,951

Petroleum Refining - 4.21%
ConocoPhillips	2,040	192,556
Exxon Mobil Corp.	6,000	528,780
Holly Corp.	3,665	135,312
Murphy Oil Corp.	4,120	403,966
Suncor Energy, Inc.	8,370	486,465
Tesoro Corp.	16,075	317,803
		2,064,882

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Pharmaceutical Preparations - 1.18%
Amylin Pharmaceuticals, Inc. (a)	6,410	$ 162,750
Biovail Corp.	5,000	48,250
Medicis Pharmaceutical Corp. - Class A	4,485	93,198
Novartis AG (b)	1,200	66,048
Vertex Pharmaceuticals, Inc. (a)	6,190	207,179
		577,425

Photo Equipment & Supplies - 0.11%
FUJIFILM Holdings Corp.	1,600	55,092

Pipe Lines (No Natural Gas) - 0.66%
Buckeye Partners, L.P. (a)	3,000	128,310
Kinder Morgan Management, LLC (a)	3,651	196,606
		324,916

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 0.99%
E.I. du Pont de Nemours and Co.	11,300	484,657

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.24%
Albemarle Corp.	2,900	115,739

Poultry Slaughtering and Processing - 0.10%
Pilgrim's Pride Corp.	3,765	48,907

Private Corrections - 0.36%
Corrections Corporation of America (a)	6,400	175,808

Property/Casualty Insurance - 0.10%
Sompo Japan Insurance, Inc.	5,000	47,073

Public Thoroughfares - 0.09%
Macquarie Infrastructure Group	20,000	44,525

Publishing - Newspapers - 0.15%
Independent News & Media plc	19,000	46,699
Trinity Mirror plc	13,500	28,872
		75,571

Radio & TV Broadcasting & Communications Equipment - 0.31%
Endwave Corp. (a)	23,895	151,733

Radio Broadcasting Stations - 0.19%
Spanish Broadcasting System, Inc. - Class A (a)	81,663	93,096

Radio Telephone Communications - 0.20%
Leap Wireless International, Inc. (a)	2,310	99,723

Real Estate - 0.29%
Tejon Ranch Co. (a)	3,900	140,634

Real Estate Operations/Development - 0.22%
Fraser and Neave Ltd.	17,000	56,679
Hang Lung Group Ltd.	12,000	53,325
		110,004

Reinsurance - 0.11%
Swiss Re	800	53,446

Retail - Apparel & Accessory Stores - 0.09%
Aeropostale, Inc. (a)	1,350	42,295

Retail - Auto Dealers & Gasoline Stations - 0.57%
CarMax, Inc. (a)	8,900	126,291
Delek US Holdings, Inc.	13,215	121,710
The Pantry, Inc. (a)	3,080	32,833
		280,834

Retail - Department Stores - 0.22%
Macy's, Inc.	5,680	110,306

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Retail - Drug Store - 0.10%
Tsuruha Holdings, Inc.	1,500	$ 49,243

Retail - Eating Places - 0.82%
Burger King Holdings, Inc.	4,000	107,160
McDonald's Corp.	2,860	160,789
Wendy's International, Inc.	4,990	135,828
		403,777

Retail - Eating & Drinking Places - 0.24%
Triarc Companies, Inc. - Class A	4,265	27,296
Triarc Companies, Inc. - Class B	13,729	86,905
		114,201

Retail - Family Clothing Stores - 0.48%
American Eagle Outfitters, Inc.	8,430	114,901
Nordstrom, Inc.	3,925	118,927
		233,828

Retail - Grocery Stores - 0.89%
Whole Foods Market, Inc.	18,500	438,265

Retail - Lumber & Other Building Materials Dealers - 0.95%
The Home Depot, Inc.	19,900	466,058

Retail - Nonstore Retailers - 0.27%
Inergy, L.P. (a)	5,000	130,100

Retail - Pubs - 0.06%
Punch Taverns plc	5,000	30,707

Retail - Variety Stores - 0.95%
PriceSmart, Inc.	7,400	146,372
Wal-Mart Stores, Inc.	5,655	317,811
		464,183

Rolling Drawing & Extruding of Nonferrous Metals - 0.31%
Tredegar Corp.	10,500	154,350

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.20%
Herley Industries, Inc. (a)	7,340	97,475

Secondary Smelting & Refining Of Nonferrous Metals - 1.03%
OM Group, Inc. (a)	3,330	109,191
Titanium Metals Corp.	28,465	398,225
		507,416

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.31%
The Nasdaq OMX Group, Inc. (a)	5,730	152,131

Security Brokers, Dealers & Flotation Companies - 1.11%
The Goldman Sachs Group, Inc.	3,100	542,190

Semiconductors & Related Devices - 0.55%
MEMC Electronic Materials, Inc. (a)	1,325	81,540
Sigma Designs, Inc. (a)	5,495	76,326
Suntech Power Holdings Co., Ltd. (a) (b)	3,005	112,567
Spansion, Inc. - Class A (a)	1	2
		270,435

Services - Amusement & Recreation Services - 0.17%
Dover Downs Gaming & Entertainment, Inc.	12,705	81,566

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Services - Business Services - 2.60%
Akamai Technologies, Inc. (a)	16,100	$ 560,119
DynCorp International, Inc. - Class A (a)	10,580	160,287
MoneyGram International, Inc.	13,095	11,812
PeopleSupport, Inc. (a)	9,850	83,725
Resources Connection, Inc.	5,090	103,582
Sotheby's	3,070	80,956
TeleTech Holdings, Inc. (a)	5,450	108,782
WebMD Health Corp. - Class A (a)	6,025	168,098
		1,277,361

Services - Computer Processing & Data Preparation - 0.43%
IMS Health, Inc.	9,000	209,700

Services - Computer Programming Services - 0.54%
Ness Technologies, Inc. (a)	13,315	134,748
RealNetworks, Inc. (a)	19,950	131,670
		266,418

Services - Consumer Credit Reporting, Collection Agencies - 0.15%
Portfolio Recovery Associates, Inc. (a)	2,000	75,000

Services - Employment Agencies - 0.35%
Korn/Ferry International (a)	10,900	171,457

Services - Equipment Rental & Leasing - 0.49%
Wesco Financial Corp.	635	242,570

Services - Help Supply Services - 0.16%
TrueBlue, Inc. (a)	5,950	78,600

Services - Miscellaneous Amusement & Recreation - 0.54%
Cedar Fair, L.P. (a)	7,000	131,530
Wynn Resorts, Ltd.	1,610	130,974
		262,504

Services - Miscellaneous Health & Allied Services - 0.16%
Nighthawk Radiology Holdings, Inc. (a)	11,060	78,305

Services - Motion Picture Theatres - 0.37%
Cinemark Holdings, Inc.	13,890	181,403

Services - Personal Services - 0.57%
Jackson Hewitt Tax Service, Inc.	12,200	149,084
Service Corporation International	13,000	128,180
		277,264

Services - Prepackaged Software - 0.47%
Elron Electronic Industries, Ltd. (a)	18,060	145,925
Magma Design Automation, Inc. (a)	13,685	83,068
		228,993

Shipbuilding - 0.13%
Aker Yards ASA (a)	4,700	62,747

Silver Mining - 0.31%
Silver Wheaton Corp. (a)	10,340	151,481

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.29%
Procter & Gamble Co.	2,355	143,208

Special Industry Machinery - 1.26%
Lam Research Corp. (a)	13,600	491,640
Semitool, Inc. (a)	16,595	124,628
		616,268

State Commercial Banks - 0.13%
Texas Capital Bancshares, Inc. (a)	3,845	61,520

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.41%
POSCO (b)	600	77,868
Texas Industries, Inc.	2,200	123,486
		201,354

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Common Stocks - 73.52% - continued	Shares	Value

Sugar & Confectionery Products - 0.20%
Imperial Sugar Co.	6245	$ 96,985

Surgical & Medical Instruments & Apparatus - 0.51%
Accuray, Inc. (a)	18,235	132,933
Haemonetics Corp. (a)	1,590	88,181
Neurometrix, Inc. (a)	22,110	30,954
		252,068

Telecom Services - 0.13%
Chunghwa Telecom Co., Ltd. (b)	2,500	63,425

Telephone Communications (No Radio Telephone) - 1.99%
AT&T, Inc.	13,900	468,291
Verizon Communications, Inc.	14,300	506,220
		974,511

Telephone - Integrated - 0.44%
BT Group plc	14,000	54,911
Deutsche Telekom AG	3,000	49,252
Nippon Telegraph and Telephone Corp.	12	58,865
Telekom Austira AG	2,400	52,107
		215,135

Television - 0.07%
Gestavision Telecinco S.A.	2,500	31,984

Therapeutics - 0.26%
Alnylam Pharmaceuticals, Inc. (a)	4,800	128,304

Title Insurance - 0.46%
Investors Title Co.	2,092	101,755
LandAmerica Financial Group, Inc.	5,500	122,045
		223,800

Tobacco Products - 0.54%
UST, Inc.	4,850	264,859

Toys - 0.10%
NAMCO BANDAI Holdings, Inc.	4,500	51,026

Transport - Rail - 0.13%
East Japan Railway Co.	8	65,280

Transport - Services - 0.29%
Cargotec Corp. - Class B	1,400	48,770
Sinotrans Ltd.	175,000	43,091
TNT N.V.	1,500	51,331
		143,192

Water - 0.11%
United Utilities plc	4,000	53,879

Water Transportation - 1.18%
Alexander & Baldwin, Inc.	8,305	378,293
American Commercial Lines, Inc. (a)	10,885	118,973
Horizon Lines, Inc. - Class A	8,125	80,844
		578,110

Wireless Equipment - 0.10%
Telefonaktiebolaget LM Ericsson (b)	4,600	47,840

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.31%
Nu Skin Enterprises, Inc. - Class A	10,340	154,273

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.28%
Owens & Minor, Inc.	3,000	137,070

TOTAL COMMON STOCKS (Cost $39,003,337)		36,071,720

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Real Estate Investment Trusts - 2.88%	Shares	Value

First Industrial Realty Trust, Inc.	6,000	$ 164,820
First Potomac Realty Trust	9,210	140,360
General Growth Properties, Inc.	4,135	144,849
Host Hotels & Resorts, Inc.	31,700	432,705
OMEGA Healthcare Investors, Inc.	9,040	150,516
Senior Housing Properties Trust	7,765	151,650
UDR, Inc.	10,300	230,514

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,587,449)		1,415,414

Exchange-Traded Funds - 15.57%

SPDR Gold Trust (a)	2,915	266,431
Vanguard Europe Pacific Fund	171,721	7,371,983

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,893,526)		7,638,414

Rights - 0.00%

Barclays plc	1,864	-
HBOS plc	3,600	759

TOTAL RIGHTS (Cost $1,679)		759

Money Market Securities - 7.01%

Huntington U.S. Treasury Money Market Fund, 0.66% (c)	3,439,505	3,439,505

TOTAL MONEY MARKET SECURITIES (Cost $3,439,505)		3,439,505

TOTAL INVESTMENTS (Cost $51,925,496) - 98.98%		48,565,812

Other assets less liabilities - 1.02%		500,873

TOTAL NET ASSETS - 100.00%		$ 49,066,685

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at June 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2008
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.74%
Austria	0.33%
Belgium	0.26%
Brazil	1.01%
Canada	0.50%
China	1.09%
Chile	0.20%
Denmark	0.09%
Finland	0.31%
France	0.88%
Germany	0.86%
India	0.23%
Ireland	0.28%
Japan	2.82%
Mexico	0.10%
Netherlands	0.75%
Norway	0.24%
Republic of Korea (South)	0.16%
Singapore	0.22%
Spain	0.28%
Sweden	0.50%
Switzerland	0.45%
Taiwan	0.13%
United Kingdom	1.98%
United States	69.00%
Exchange-Traded Funds	15.57%
Other assets less liabilities	1.02%
Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
June 30, 2008
(Unaudited)

	Principal
Asset Backed Security - 0.49%	Amount	Value

CNH Equipment Trust, Series 2008-B, Class A3, 4.780%, 07/16/2012 (a)	$ 100,000	$ 99,966

TOTAL ASSET BACKED SECURITY (Cost $99,986)		99,966

Corporate Bonds - 59.80%

Advanced Micro Devices, Inc., 7.750%, 11/01/2012 (b)	202,000	174,730
AES Corp., 7.750%, 10/15/2015 (b)	90,000	89,100
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	353,000	259,455
ICAHN Enterprises L.P., 7.125%, 02/15/2013 (b)	141,000	128,663
Amkor Technologies, Inc., 9.250%, 06/01/2016	261,000	249,908
Aventine Renewable Energy, Inc., 10.000%, 04/01/2017 (b)	433,000	270,625
Boyd Gaming Corp., 6.750%, 04/15/2014 (b)	620,000	480,500
Brigham Exploration Co., 9.625%, 05/01/2014 (b)	315,000	310,275
Callon Petroleum Co., 9.750%, 12/08/2010 (b)	137,000	135,630
Capmark Financial Group, Inc., 5.875%, 05/10/2012 (b)	653,000	460,998
Caterpillar Financial Services Corp., 5.450%, 04/15/2018	115,000	114,221
Chesapeake Energy Corp., 6.500%, 08/15/2017 (b)	25,000	23,500
CIT Group, Inc., 3.375%, 04/01/2009	175,000	165,631
CIT Group, Inc., 5.000%, 02/13/2014	5,000	3,595
CIT Group, Inc., 5.000%, 02/01/2015	72,000	49,849
CIT Group, Inc., 5.125%, 09/30/2014	3,000	2,151
CIT Group, Inc., 5.400%, 01/30/2016	15,000	10,345
CIT Group, Inc., 5.650%, 02/13/2017	17,000	11,746
CIT Group, Inc., 5.800%, 10/01/2036	5,000	3,855
CIT Group, Inc., 5.850%, 09/15/2016	3,000	2,073
Clayton Williams Energy, Inc., 7.750%, 08/01/2013 (b)	293,000	282,745
Colonial Realty L.P., 5.500%, 10/01/2015	60,000	52,916
Comcast Corp., 6.950%, 08/15/2037	124,000	122,341
Cox Communications, Inc., 6.750%, 03/15/2011 (b)	45,000	46,470
Crane Co., 6.550%, 11/15/2036	60,000	55,816
Cricket Communications, Inc., 9.375%, 11/01/2014 (b)	460,000	445,050
Dean Foods Co., 7.000%, 06/01/2016	60,000	52,350
Dr. Pepper Snapple Group, 6.820%, 05/01/2018 (b)	44,000	44,260
Embarq Corp., 7.995%, 06/01/2036	115,000	109,080
Equifax, Inc., 7.000%, 07/01/2037	45,000	41,536
Fiserv, Inc., 6.125%, 11/20/2012	60,000	60,360
Ford Motor Co., 7.450%, 07/16/2031	50,000	29,375
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	819,000	603,731
Freescale Semiconductor, 10.125%, 12/15/2016 (b)	90,000	69,075
Frontier Communications Corp., 7.875%, 01/15/2027 (b)	55,000	48,400
Gaylord Entertainment Co., 8.000%, 11/15/2013 (b)	455,000	439,075
General Electric Capital Corp., 5.625%, 09/15/2017	220,000	215,525
Georgia -Pacific LLC, 8.875%, 05/15/2031	125,000	116,250
GMAC LLC, 6.000%, 12/15/2011	30,000	20,659
GMAC LLC, 6.625%, 05/15/2012	80,000	54,924
GMAC LLC, 7.250%, 03/02/2011	639,000	469,931
GMAC LLC, 8.000%, 11/01/2031	50,000	32,593
Goldman Sachs Group, Inc., 6.150%, 04/01/2018	120,000	116,629
HCA, Inc., 7.500%, 12/15/2023	25,000	20,453
Hospira, Inc., 6.050%, 03/30/2017	20,000	19,334
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	41,467
Ipalco Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	34,650
ISTAR Financial, Inc., 3.027%, 03/09/2010 (a)	430,000	364,549
ISTAR Financial, Inc., 6.000%, 12/15/2010	35,000	29,854
JPMorgan Chase & Co., 6.000%, 01/15/2018	65,000	63,432
Kraft Foods, Inc., 6.875%, 02/01/2038	50,000	48,761
Landry's Restaurants, Inc., 9.500%, 12/15/2014	467,000	459,995
Lehman Brothers Holdings, Inc., 5.625%, 01/24/2013	45,000	42,635
Lender Processing Services, 8.125%, 07/01/2016 (b)	35,000	35,219
Level 3 Financing, Inc., 9.250%, 11/01/2014 (b)	513,000	469,395

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
June 30, 2008
(Unaudited)
	Principal
Corporate Bonds - 59.80% - continued	Amount	Value

M/I Homes, Inc., 6.875%, 04/01/2012 (b)	$ 85,000	$ 75,863
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	37,198
Merrill Lynch & Co., 5.450%, 02/05/2013	70,000	66,090
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	104,872
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	444,000	429,570
MGM Mirage, Inc., 7.625%, 01/15/2017	197,000	163,018
Mobile Mini, Inc., 6.875%, 05/01/2015 (b)	321,000	277,665
Morgan Stanley, 4.250%, 05/15/2010	40,000	38,829
Motorola, Inc., 6.500%, 09/01/2025	5,000	3,742
Motorola, Inc., 6.625%, 11/15/2037	10,000	7,889
NGPL Pipeco LLC, 6.514%, 12/15/2012 (b)	65,000	66,055
Owens Corning, Inc., 7.000%, 12/01/2036 (b)	40,000	33,508
Qwest Communications International, Inc., 7.200%, 11/10/2026	170,000	143,650
Reynolds American, Inc., 7.250%, 06/15/2037	70,000	69,239
Six Flags, Inc., 9.750%, 04/15/2013 (b)	411,000	235,298
SLM Corp., 5.000%, 10/01/2013	50,000	43,281
SLM Corp., 5.375%, 05/15/2014	10,000	8,796
SLM Corp., 8.450%, 06/15/2018	50,000	48,045
Southern California Edison, 7.625%, 01/15/2010	35,000	36,600
Sprint Capital Corp., 6.875%, 11/15/2018	145,000	121,013
Steel Dynamics, Inc., 7.375%, 11/01/2012 (b)	40,000	40,200
Tenet Healthcare Corp., 9.875%, 07/01/2014 (b)	442,000	446,420
Teppco Partners L.P., 7.550%, 04/15/2038	45,000	47,053
Time Warner, Inc., 6.500%, 11/15/2036	60,000	53,573
Trump Entertainment Resorts, 8.500%, 06/01/2015	760,000	476,900
United Refining Co., 10.500%, 08/15/2012 (b)	223,000	216,868
United Rentals, Inc., 6.500%, 02/15/2012 (b)	345,000	312,225
US Concrete, Inc., 8.375%, 04/01/2014 (b)	337,000	300,773
US Steel Corp., 6.650%, 06/01/2037	40,000	35,343
USG Corp., 6.300%, 11/15/2016	55,000	44,550
Verasun Energy Corp., 9.875%, 12/15/2012 (b)	297,000	262,474
Willis North America, Inc., 6.200%, 03/28/2017	30,000	26,552
Xerox Corp., 6.350%, 05/15/2018	90,000	89,000
XTO Energy, Inc., 6.375%, 06/15/2038	45,000	43,146

TOTAL CORPORATE BONDS (Cost $12,801,958)		12,510,983

Convertible Corporate Bonds - 0.18%

Nektar Therapeutics, 3.250%, 09/28/2012	56,000	38,850

TOTAL CONVERTIBLE CORPORATE BOND (Cost $43,259)		38,850

Foreign Bonds - 5.57%

Enersis S.A. 7.375%, 01/15/2014 (b)	40,000	42,535
Inter-American Development Bank, 1.900%, 07/08/2009	24,000,000	228,820
KFW Bankengruppe, 2.050%, 09/21/2009	28,000,000	267,463
Nortel Networks Ltd., 10.125%, 07/15/2013 (b)	70,000	68,775
OeKB-Oesterreichische Kontrollbank, 1.800%, 03/22/2010	24,000,000	229,637
Republic of Indonesia, 7.750%, 01/17/2038 (b)	100,000	94,500
Telecom Italia Capital S.p.A., 7.721%, 06/04/2038	100,000	101,913
True Move Co. Ltd., 10.750%, 12/16/2013 (b)	100,000	87,625
Weatherford International Ltd., 6.500%, 08/01/2036	45,000	44,172

TOTAL FOREIGN BONDS (Cost $1,189,981)		1,165,440

Mortgage-Backed Securities - 19.24%

Commercial Mortgage Pass-Through Certificate, Series 2006-C7, Class A4, 5.678%, 06/10/2046 (a)	50,000	48,996
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	229,051	226,794
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	179,773	172,501
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	223,739	225,542
Fannie Mae, Pool #899945, 5.500%, 12/01/2037	456,009	450,132

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
June 30, 2008
(Unaudited)
	Principal
Mortgage-Backed Securities - 19.24% - continued	Amount	Value

Fannie Mae, Pool #938605, 6.000%, 05/01/2022	$ 228,441	$ 234,453
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	128,618	130,283
Fannie Mae, Pool #888478, 6.000%, 07/01/2037	100,000	101,045
Fannie Mae, Pool #940807, 6.000%, 07/01/2037	98,164	99,169
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	100,096	103,207
Fannie Mae, Pool #960470, 6.500%, 12/01/2037	126,682	130,592
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	284,255	272,668
Ginnie Mae, Pool #685839, 5.000%, 04/15/2038	328,564	318,955
Ginnie Mae, Pool #631471, 5.000%, 05/15/2038	324,644	315,149
Ginnie Mae, Pool #679384, 5.000%, 05/15/2038	284,591	276,267
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	459,523	458,145
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	265,307	269,760
GS Mortgage Securities Corporation II, Series 2006-GC8, Class A4, 5.560%, 11/10/2039	50,000	47,962
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039 (a)	50,000	47,402
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.080%, 06/15/2038 (a)	50,000	49,332
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	50,000	47,218

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,085,288)		4,025,572

U.S Treasury Securities - 8.09%

U.S. Treasury Bond, 4.375%, 02/15/2038	425,000	414,375
U.S. Treasury Bond, 5.375%, 02/15/2031	165,000	183,382
U.S. Treasury Note, 2.125%, 04/30/2010	520,000	516,384
U.S. Treasury Note, 3.125%, 04/30/2013	195,000	193,431
U.S. Treasury Note, 3.500%, 02/15/2018	400,000	385,156

TOTAL US TREASURY SECURITIES (Cost $1,699,420)		1,692,728

Money Market Securities - 2.83%	Shares

Huntington U.S. Treasury Money Market Fund, 0.66% (c)	593,330	593,330

TOTAL MONEY MARKET SECURITIES (Cost $593,330)		593,330

TOTAL INVESTMENTS (Cost $20,513,222) - 96.20%		20,126,869

Other assets less liabilities - 3.80%		795,929

TOTAL NET ASSETS - 100.00%		$ 20,922,798

(a) Variable Rate Security; the rate shown represents the rate at June 30, 2008.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. The total value of these securities amounted to $6,502,674 (31.08%
of net assets) at June 30, 2008.
(c) Variable Rate Security; the money market rate shown represents the rate at June 30, 2008.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Assets and Liabilities
June 30, 2008
(Unaudited)
	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund
Assets
Investment in securities:
At cost	$ 51,925,496	$ 20,513,222
At value	$ 48,565,812	$ 20,126,869

Receivable from Adviser (a)	20,610	32,239
Receivable for fund shares sold	430,252	210,557
Receivable for investments sold	526,747	412,126
Tax reclaims receivable	1,756	-
Dividends receivable	41,069	-
Interest receivable	1,851	295,815
Prepaid expenses	16,178	2,880
Total assets	49,604,275	21,080,486

Liabilities
Payable for investments purchased	478,009	107,301
Payable to administrator, transfer agent, and fund accountant	28,754	24,272
Payable to trustees and officers	1,719	1,650
Payable to custodian	11,547	3,596
Other accrued expenses	17,561	20,869
Total liabilities	537,590	157,688

Net Assets	$ 49,066,685	$ 20,922,798

Net Assets consist of:
Paid in capital	$ 52,382,515	$ 21,002,970
Accumulated undistributed net investment income	35,302	362,498
Accumulated undistributed net realized gain (loss) from
investment transactions	8,480	(56,185)
Net unrealized appreciation (depreciation) on:
Investments	(3,359,684)	(386,353)
Other assets and liabilities denominated in foreign
currencies	72	(132)

Net Assets	$ 49,066,685	$ 20,922,798

Shares outstanding (unlimited number of shares authorized)	3,570,275	1,421,265

Net Asset Value and offering price per share	$ 13.74	$ 14.72

Redemption price per share (Net Asset Value * 98%) (b)	$ 13.47	$ 14.43

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Operations
For the period ended June 30, 2008 (a)
(Unaudited)	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund

Investment Income
Dividend income (net of withholding tax of $20,933 and $55
respectively)	$ 199,550	$ 80,791
Interest income	12,366	352,849
Total Income	211,916	433,640

Expenses
Investment adviser fee (b)	153,577	61,864
Transfer agent expenses	53,222	52,622
Fund accounting expenses	29,074	20,059
Custodian expenses	22,818	6,310
Administration expenses	16,903	16,903
Registration expenses	13,522	13,522
Legal expenses	8,113	8,113
Audit expenses	5,409	5,409
Pricing expenses	4,057	4,057
Insurance expenses	2,842	2,842
Trustee expenses	2,479	2,479
CCO expenses	2,254	2,254
Miscellaneous expenses	2,254	2,254
Report printing expenses	902	902
Total Expenses	317,426	199,590
Fees waived and expenses reimbursed by Adviser (b)	(140,812)	(128,448)
Net operating expenses	176,614	71,142
Net investment income	35,302	362,498

Realized & Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	8,480	(56,185)
Change in unrealized appreciation/depreciation on:
Investments	(3,359,684)	(386,353)
Foreign currency translations	72	(132)
Net realized and unrealized gain (loss) on investment securities	(3,351,132)	(442,670)
Net decrease in net assets resulting from operations	$ (3,315,830)	$ (80,172)

(a) For the period January 31, 2008 (Commencement of Operations) to June 30, 2008.
(b) See Note 3 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Changes In Net Assets

	3 to 1
	Diversified Equity
	Fund	(a)
	Period ending
	June 30, 2008
	(Unaudited)
Operations
Net investment income	$ 35,302
Net realized gain on investment securities	8,480
Change in net unrealized appreciation/depreciation
on investments and foreign currency transactions	(3,359,612)
Net decrease in net assets resulting from operations	(3,315,830)

Distributions
From net investment income	-
Total distributions	-

Capital Share Transactions
Proceeds from shares sold	53,780,005
Reinvestment of distributions	-
Amount paid for shares repurchased	(1,398,150)
Redemption fees	660
Net increase in net assets resulting
from share transactions	52,382,515

Total Increase in Net Assets	49,066,685

Net Assets
Beginning of period	-

End of period	$ 49,066,685

Accumulated undistributed net investment income
included in net assets at end of period	$ 35,302

Capital Share Transactions
Shares sold	3,663,768
Shares issued in reinvestment of distributions	-
Shares repurchased	(93,493)

Net increase from capital share transactions	3,570,275

(a) For the period January 31, 2008 (commencement of operations) to June 30, 2008.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Changes In Net Assets

	3 to 1
	Strategic Income
	Fund	(a)
	Period ending
	June 30, 2008
	(Unaudited)
Operations
Net investment income	$ 362,498
Net realized (loss) on investment securities	(56,185)
Change in net unrealized appreciation/depreciation
on investments and foreign currency transactions	(386,485)
Net (decrease) in net assets resulting from operations	(80,172)

Distributions
From net investment income	-
Total distributions	-

Capital Share Transactions
Proceeds from shares sold	21,503,266
Reinvestment of distributions	-
Amount paid for shares repurchased	(500,491)
Redemption fees	195
Net increase in net assets resulting
from share transactions	21,002,970

Total Increase in Net Assets	20,922,798

Net Assets
Beginning of period	-

End of period	$20,922,798

Accumulated undistributed net investment income
included in net assets at end of period	$362,498

Capital Share Transactions
Shares sold	1,454,546
Shares issued in reinvestment of distributions	-
Shares repurchased	(33,281)

Net increase from capital share transactions	1,421,265

(a) For the period January 31, 2008 (commencement of operations) to June 30, 2008.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Financial Highlights
(For a share outstanding throughout the period)

	Period ended
	June 30, 2008
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 15.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized loss on investments	(1.27)
Total from investment operations	(1.26)

Less distributions:
From net investment income	-
Total distributions	-

Paid in capital from redemption fees (b)	-

Net asset value, end of period	$ 13.74

Total Return (c)(d)	-8.40%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 49,067

Ratio of expenses to average net assets (e)	1.15%
Ratio of expenses to average net assets
before reimbursement (e)	2.07%
Ratio of net investment income to
average net assets (e)	0.23%
Ratio of net investment loss to
average net assets before reimbursement (e)	(0.69)%
Portfolio turnover rate (d)	82.38%

(a) For the period January 31, 2008 (Commencement of Operations) to June 30, 2008.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income
Financial Highlights
(For a share outstanding throughout the period)

	Period ended
	June 30, 2008
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 15.00
Income from investment operations:
Net investment income (b)	0.36
Net realized and unrealized gain on investments	(0.64)
Total from investment operations	(0.28)

Less distributions:
From net investment income	-
Total distributions	-

Paid in capital from redemption fees (c)	-

Net asset value, end of period	$ 14.72

Total Return (d)(e)	-1.87%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 20,923

Ratio of expenses to average net assets (f)	1.15%
Ratio of expenses to average net assets
before reimbursement (f)	3.23%
Ratio of net investment income to
average net assets (f)	5.86%
Ratio of net investment income (loss) to
average net assets before reimbursement (f)	3.78%
Portfolio turnover rate (e)	180.84%

(a) For the period January 31, 2008 (commencement of operations) to June 30, 2008.
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds

Notes to the Financial Statements

June 30, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The 3 to 1 Diversified Equity Fund (the “Equity Fund”) and the 3 to 1 Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on December 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust filed on October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Envestnet Asset Management, Inc. (the “Manager” or “Adviser”). Envestnet uses a Manager of Managers approach and has entered into a Portfolio Consulting Agreement with III to I Financial Management Research, L.P., to provide investment research and management services. The Manager has entered into a Sub-advisory Agreement with Aletheia Research and Management, Inc., Hillman Capital Management, Inc., Optique Capital Management, Inc., London Company of Virginia, Pictet Asset Management, Inc., and WB Capital Management, Inc. for the Equity Fund and SMH Capital Advisors, Inc. and Loomis, Sayles & Company, LP for the Strategic Income Fund. The Equity Fund and the Strategic Income Fund commenced operations on January 31, 2008.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds a Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined insubchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 10, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Equity Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 45,126,307	$ -
Level 2 – Other Significant Observable Inputs	$ 3,439,505	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 48,565,812	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period. The following is a summary of the inputs used to value the Strategic Income Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ -	$ -
Level 2 – Other Significant Observable Inputs	$ 20,126,869	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 20,126,869	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Equity Fund and Strategic Income Fund under the terms of the management agreements (the “Agreements”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period January 31, 2008 (commencement of operations) through June 30, 2008, the Adviser earned fees of $153,577 and $61,864 from the Equity Fund and the Strategic Income Fund, respectively, before waiving a portion of those fees, as described below.

The Manager contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary to maintain each Fund’s net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of acquired funds), at 1.15% of the Fund’s average daily net assets through November 30, 2009.

For the period January 31, 2008 (commencement of operations) through June 30, 2008, the Adviser waived fees and reimbursed expenses of $140,812 and $128,448 for the Equity Fund and the Strategic Income Fund, respectively. Each waiver or reimbursement by the Manager is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation. As of June 30, 2008, $140,812 and $128,448 may be subject to potential repayment by the Equity Fund and the Strategic Income Fund, respectively, through December 31, 2011. At June 30, 2008, the Adviser owed the Equity Fund and the Strategic Income Fund $20,610 and $32,239, respectively.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period January 31, 2008 (commencement of operations) through June 30, 2008, Unified earned fees of $16,903 and $16,903 for administrative services provided to the Equity Fund and the Strategic Income Fund, respectively. At June 30, 2008, Unified was owed $5,194 and $5,459 by the Equity Fund and the Strategic Income Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the period January 31, 2008 (commencement of operations) through June 30, 2008, the Custodian earned fees of $22,818 and $6,310 from the Equity Fund and the Strategic Income Fund, respectively, for custody services. At June 30, 2008, the Custodian was owed $11,547 and $3,596 by the Equity Fund and the Strategic Income Fund, respectively, for custody services. The Trustee of the Trust is a member of management of the custodian.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services For the period January 31, 2008 (commencement of operations) through June 30, 2008, Unified earned fees of $17,515 and $16,915 from the Equity Fund and the Strategic Income Fund, respectively, for transfer agent services and $35,707 and $35,707 from the Equity Fund and the Strategic Income Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At June 30, 2008, Unified was owed $6,706 and $6,390 by the Equity Fund and the Strategic Income Fund respectively, for transfer agent services. At June 30, 2008, Unified was owed $5,208 and $4,791 by the Equity Fund and the Strategic Income Fund, respectively, for reimbursement of out-of-pocket expenses. For the period January 31, 2008 (commencement of operations) through June 30, 2008, Unified earned fees of $29,074 and $20,059 from the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services. At June 30, 2008, Unified was owed $11,646 and $7,631 by the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services.

The Equity Fund and Strategic Income Fund have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan”, collectively, “Plans”). The Plans provide that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of a Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising,

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. Each Fund’s Plan will not be activated through November 30, 2008.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Equity Fund or the Strategic Income Fund during the period January 31, 2008 (commencement of operations) through June 30, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor. The Funds invest in Huntington U.S. Treasury Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares, Inc. Interest income of $12,366 and $8,078 was received by the Equity Fund and Strategic Income Fund, respectively, from the Huntington U.S. Treasury Money Market Fund for the period ending June 30, 2008.

NOTE 4. INVESTMENTS

For the period January 31, 2008 (commencement of operations) through June 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of June 30, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $51,925,496 for the Equity Fund and $20,513,222 for the Strategic Income Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2008

(Unaudited)

NOTE 5. ESTIMATES - continued

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2008, no shareholder owned greater than 25% of the outstanding share of either Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions for either Fund during the period January 31, 2008 (commencement of operations) through June 30, 2008.

Management Agreement Approval

The approval of the Management Agreement, Portfolio Consulting Agreement and Sub-Advisor Agreements was recommended by the Advisor Contract Renewal Committee (“the Committee”) of the Board, and approved by the Board, including a majority of the Independent Trustees at an in-person meeting held on December 10, 2007. The Trustees reviewed the factors to be considered in approving the Management Agreement and Expense Cap Side Letter between the Trust and Envestnet on behalf of the 3 to 1 Funds, as set forth in the memorandum from legal counsel to the Trust. The Board noted that, at the Trustees’ request, draft consolidated financial statements had been provided by Envestnet for its holding company, Envestnet Asset Management Group, Inc., for the period ending March 31, 2007. The Board noted that the consolidated financial statements included results from operations for six wholly-owned subsidiaries, including Envestnet. The Board noted that, on a consolidated basis, Envestnet and its affiliates had realized substantial net profits and appeared to be a financially stable firm.

The Trustees noted that Envestnet Asset Management, Inc. (“Envestnet”), the proposed investment adviser to the 3 to 1 Funds, has many years experience as a registered investment adviser; and that it has prior experience managing mutual funds, including using a “manager of managers” strategy similar to the strategy that Envestnet will use to manage the 3 to 1 Funds, and Envestnet currently manages approximately $5.78 billion in assets. The Trustees have noted that Envestnet is a financially stable firm, and that it has agreed to invest $75,000 in the 3 to 1 Funds, and also has agreed to cap each Fund’s total annual operating expenses, with certain typical exceptions, at 1.15% for the Funds’ initial two fiscal years. The Trustees reviewed and discussed each Fund’s proposed management fee of 1.00%, the Trust’s standard form of Management Agreement, and fee comparisons provided by the Administrator; and the Trustees noted that from time to time, Envestnet may manage a Fund’s assets directly and, in such cases, will execute portfolio transactions through Portfolio Brokerage Services, Inc., its affiliated broker-dealer (“PBSI”), in compliance with the Trust’s Rule 17e-1 procedures. Envestnet also may encourage (but not require) the Sub-Advisors to use PBSI to execute Fund portfolio transactions. The CCO represented that Envestnet had adopted appropriate procedures to govern situations where PBSI serves as executing broker on an ongoing basis to ensure that, at all time, each Sub-Advisor determines that it is obtaining best execution on behalf of a Fund. The Trustees noted that, although Envestnet does not anticipate using soft dollars, certain of the proposed sub-advisors to the Funds (“Sub-Advisors”) may use soft dollars, and Envestnet, as the manager, is responsible for reviewing each Sub-Advisor’s compliance with regulatory requirements in connection with such soft dollar usage.

Based on the Trustees’ considerations and conclusions as set forth above, each Management Agreement by and between the Trust and Envestnet Asset Management, Inc. on behalf of the 3 to 1 Diversified Equity Fund and the 3 to 1 Strategic Income Fund be, where approved

The Vice President of Envestnet advised the Board that in selecting the appropriate sub-advisors to manage the 3 to 1 Funds’ assets, Envestnet will use research and other consulting services provided by III to I Financial Management Research, L.P. (“FMR”). He noted that Envestnet and FMR had recently negotiated changes to the Portfolio Consulting Agreement between the parties provided to the Board in September. Legal counsel to the trust noted that a revised draft had been included in the Board book, and that she and legal counsel to the trustees had further changes to suggest after her review. The Vice President of Envestnet explained that FMR is under common control with Cain, Watters & Associates, P.C. (“CWA”), an accounting and financial advisory firm that provides advice primarily to dentists, and that CWA anticipates offering the Funds after their shares are publicly available to its financial planning clients. He noted that Envestnet, not the Funds, will compensate FMR for its consulting services. Legal counsel to the trust noted that, even though the Trust is not a party to the Portfolio Consulting Agreement, the Trust is affected by the Agreement and, as a result, she and legal counsel to the trustees had recommended that the Board conduct a 15(c)-type analysis of the agreement between Envestnet and FMR. They also noted that FMR had provided materials, copies of which were included in the Board materials, in response to the Trust’s standard 15(c) request letter.

The discussion then focused on the approval of the Sub-Advisory Agreements. Legal counsel to the trust noted that her memorandum set forth each firm selected by Envestnet to serve as the initial sub-advisors to the Funds, the percentage of each Fund’s assets allocated to a Sub-Advisor, and a chart showing the sub-advisory fees as a percentage of assets under management as well as a weighted average of a Fund’s total assets. She also noted that the form Subadvisory Agreement would be utilized by Envestnet, except that revisions had been negotiated by Envestnet with each of Pictet Asset Management, Inc. and Loomis Sayles. She noted that revised drafts had been provided to the Board at the meeting, and that she and legal counsel to the trustees had further comments that Envestnet’s in-house counsel had agreed to incorporate.

Next, legal counsel to the Trust reminded the Trustees that the Trust and Envestnet had submitted an application to the SEC for an exemptive order that would permit Envestnet to hire new Sub-Advisors, terminate existing Sub-Advisors or to materially amend the terms of particular sub-advisory agreements, in each case with prior Board approval but without having to obtain shareholder approval. The Vice President of Envestnet noted that the SEC order will enable the 3 to 1 Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. Legal counsel to the trust noted that this structure will not permit, without shareholder approval, an increase in the management fees paid by the 3 to 1 Funds, or a change in Envestnet’s obligations under the Management Agreement, including its responsibility to monitor and oversee sub-advisory services furnished to the Funds. She also noted that any sub-advisory agreements with affiliates of Envestnet would require shareholder approval. She noted that her firm had received a few SEC staff comments on November 28, 2007, and that the revised exemptive application incorporating the Staff’s comments had been included in the Board book. She noted that it was likely that the final order would be issued prior to the time that the 3 to 1 Funds commence operations, and that the order was disclosed in the Funds’ prospectus.

The Senior Vice President of Unified stated that Envestnet had agreed to invest $75,000 in the Funds and also had agreed to pledge to the Trust a security interest in its accounts in support of its obligations under the Management Agreements and Expense Cap Side Letters between the Trust and Envestnet on behalf of the 3 to 1 Funds.

In response to questions from the Trustees, the Vice President of Envestnet detailed Envestnet’s due diligence process in selecting the Sub-Advisors, and he directed the Trustees’ attention to the memoranda from Evestnet detailing its due diligence review of, and reasons for recommending, each Sub-Advisor, copies of which were included in the Board materials. In response to questions from the Trustees, he also explained Envestnet’s allocation procedures and its procedures for re-balancing the Funds’ assets among Sub-Advisors from time to time. He also stated that Envestnet may manage a portion of a Fund’s assets directly and, in such cases, Envestnet will execute portfolio transactions through Portfolio Brokerage Services, Inc., its affiliated broker-dealer (“PBSI”), in compliance with the Trust’s Rule 17e-1 procedures. He further explained that Envestnet encourages (but does not require) the Sub-Advisors to use PBSI to execute portfolio transactions on behalf of the Funds if PBSI provides best execution in the opinion of the Sub-Advisor. The Trustees directed the Trust’s CCO to review the initial transactions executed by PBSI on behalf of the 3 to 1 Funds and to work with the chief compliance officers of Envestnet and the Sub-Advisors in complying with the Trust’s 17e-1 Procedures.

The Trustees reviewed the factors to be considered in approving each Management Agreement and Expense Cap Side Letter between the Trust and Envestnet on behalf of the 3 to 1 Funds, as set forth in the memorandum from legal counsel to the Trust. Representatives from Unified noted that, at the Trustees’ request, draft consolidated financial statements had been provided by Envestnet for its holding company, Envestnet Asset Management Group, Inc., for the period ending March 31, 2007. The Board noted that the consolidated financial statements included results from operations for six wholly-owned subsidiaries, including Envestnet. The Board noted that, on a consolidated basis, Envestnet and its affiliates had realized substantial net profits and appeared to be a financially stable firm.

Aletheia Research and Management, Inc.

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envesnet, as Manager to the 3 to 1 Equity Fund, and Aletheia Research and Management, Inc. (“Aletheia”). Vice President of Envestnet of Envestnet discussed his firm’s recommendation to the Board to approve the Agreement. The Board interviewed the Vice President of Aletheia, via teleconference during the December 10th meeting.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided in advance of the meeting, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth due diligence report of Aletheia by Envestnet, (iii) a letter from the Administrator to Aletheia setting forth, and Aletheia’s response to, a detailed series of questions regarding, among other things, its proposed services to the 3 to 1 Equity Fund, (iv) certification from Aletheia that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of Aletheia’s compliance policies and procedures by the CCO of the Trust based on a review conducted as of December 4, 2007, (v) Aletheia’s Form ADV Part I and II, (vi) a balance sheet as of June 30, 2007, and (vii) reports provided by Aletheia regarding the performance of its Growth Portfolio, a composite of other growth equity accounts managed by Aletheia using a similar strategy that it will use to manage its allocated portion of the Equity Fund, for the past 1-year, 3-year and 5-year periods, as well as its year-to date performance as of September 30, 2007, and comparisons of the Growth Portfolio’s performance to appropriate benchmarks.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Equity Fund’s assets, (ii) the quality of Aletheia’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). The Trustees noted that Envestnet’s Report included a recommendation that the Board approve Aletheia as a Sub-Advisor to the Equity Fund. The Trustees also discussed the following:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from Aletheia as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Equity Fund. It considered the adequacy of such resources in light of the expected growth in the level of the portion of the Equity Fund’s assets allocated to Aletheia, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from Aletheia and the assessment and recommendation by Envestnet, the Board determined that Aletheia’s resources appear adequate, and specifically noted that Aletheia would provide the services of its Chairman, CEO and Chief Investment Officer as portfolio manager to the Equity Fund. The Trustees noted that Joseph Boskovich, Sr. would assist the portfolio manager, and that Aletheia would also provide the support of various administrative staff, including its Director of Research and two research analysts, as well as its in-house legal counsel who would monitor compliance matters. The Trustees noted that, although Aletheia manages other accounts with similar objectives to the Equity Fund, the Equity Fund would be the first mutual fund managed by Aletheia. The Trustees noted that Aletheia manages over $4.3 billion assets, of which approximately $3.5 billion was attributable to its Growth Portfolio accounts, which Aletheia manages using the same strategies that it will use to manage its allocated portion of the Equity Fund.

The Board then reviewed the CCO’s report on Aletheia’s compliance policies and procures, as well as other relevant portions of Envestnet’s Report. The Board noted that the Trust’s CCO had determined that Aletheia’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board approve such policies and procedures with respect to the Equity Fund.

     (ii)      Performance – The Board discussed the performance information provided by Aletheia for its composite since the composite’s inception in April 2000 through September 30, 2007. The Board noted that Aletheia’s composite had outperformed its benchmarks on an annualized basis since inception. It also noted that the composite year-to-date performance was higher than both indexes. The Board also noted the commentary in Envestnet’s Report which stated that Aletheia’s prior performance was “outstanding on an absolute and relative basis.” Mr. Cook noted that Aletheia had been named in a recent survey as one of the highest alpha-producing managers with the least risk in the last 3-5 years.

     (iii)      Fee rates and Profitability – The Board noted that Envestnet proposed to pay Aletheia a sub-advisory fee of 0.50% of the Equity Fund’s assets managed by Aletheia. The Board noted that Envestnet anticipated allocating approximately 22.5% of the Equity Fund’s assets to Aletheia. The Board noted Envestnet’s representation that the proposed sub-advisory fee was consistent with industry practice.

The Board noted that Aletheia stated that it intended to enter into soft dollar arrangements pursuant to which a portion of the Equity Fund’s brokerage commissions would be directed to brokers and dealers who provide Aletheia with research services. Aletheia’s executive stated that Aletheia would use the soft dollars in part to pay for the MOXY and APL trading systems and software. The Board sought and received assurances from Aletheia that it had adopted sufficient trading policies, including policies to ensure that its soft dollar practices were in compliance with regulatory requirements, and were in the best interest of the Equity Fund and its shareholders. Aletheia reported that it has an affiliated broker-dealer, but that it does not intend to use its affiliate to execute the Equity Fund’s portfolio transactions.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as the Equity Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to Aletheia’s sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to Aletheia was reasonable, based on the quality of services proposed to be provided by Aletheia to the Equity Fund unanimously noted to approve the Sub-Advisory Agreement between Envestnet and Aletheia.

Hillman Capital Management, Inc.

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envesnet, as manager to the 3 to 1 Equity Fund, and Hillman Capital Management, Inc. (“Hillman”), as Sub-Advisor. Vice President of Envestnet of Envestnet discussed his firm’s recommendation to the Board to approve the Agreement. On December 5, 2007, the Trustees interviewed the following Hillman executives via teleconference: Mr. Mark Hillman, President and Chief Investment Officer of Hillman and the proposed portfolio manager of the Equity Fund, Fletcher Perkins, Robert Kotler, and Frank Watson, the Chief Compliance Officer of Hillman.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided to the Board in advance of the meeting, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth due diligence report of Hillman by Envestnet, (iii) a letter from the Administrator to Hillman setting forth, and Hillman’s response to, a detailed series of questions regarding, among other things, its proposed services to the Equity Fund, (iv) certification from Hillman that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of Hillman’s compliance policies and procedures by the CCO of the Trust based on a review conducted as of December 4, 2007, (v) a summary of its recent SEC staff examination, (vi) Hillman’s Form ADV Part I and II, (vii) financial statements as of March 31, 2006, and (viii) reports provided by Hillman regarding the performance of a composite of other accounts managed by Hillman with similar objectives and strategies as those Hillman proposes to use in managing its allocated portion of the Equity Fund, from inception through September 30, 2007, and comparisons of the same to an appropriate benchmark.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. The Trustees also noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed by Hillman to manage a portion of the Equity Fund’s assets, (ii) the quality of Hillman’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). They also noted that Envestnet’s Report included a recommendation that the Board approve Hillman as a Sub-Advisor to the Equity Fund. In addition, the Board considered the following factors:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from Hillman as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Equity Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Equity Fund’s assets allocated to Hillman, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from Hillman and the assessment and recommendation by Envestnet, the Board determined that Hillman’s resources appear adequate, and specifically noted that Hillman would provide the services of its President and Chief Investment Officer as a portfolio manager to manage the Equity Fund. It noted that Hillman would also provide the support of various administrative staff, including three research analysts, the director of trading, as well as its chief compliance officer who would monitor compliance matters. The Board noted that, Hillman manages other accounts, including other investment companies. The Board sought and received assurances from the proposed portfolio manager that his work load would allow sufficient time to devote to the Equity Fund’s matters. The Board also noted that Hillman currently manages its “Focused Advantage Equity Composite” (the “Equity Composite”), using strategies similar to those that it will use to manage its allocated portion of the Equity Fund. The Trustees noted that Hillman manages over $865 million assets, and approximately $96 million was attributable to the Equity Composite.

The Board then reviewed the CCO’s report on Hillman’s compliance policies and procedures, as well as other relevant portions of Envestnet’s Report. The Board noted that Hillman recently had undergone an examination by the Securities and Exchange Commission (“SEC”) staff, and had provided a response to the SEC staff addressing each comment raised as a result of the examination. The Trust’s CCO represented to the Board that Hillman’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Equity Fund.

     (ii)      Performance – The Board discussed the performance information provided by Hillman for its Equity Composite. The Board noted that since 2003, the Equity Composite had returned consistent positive performance on an annualized basis. The Board noted that the Envestnet Report determined that Hillman’s Equity Composite had returned “solid cumulative annualized performance” for the 3, 5, and 10 years ended as of March 31, 2007, that the consistency of its annualized performance was “outstanding” and that it had outperformed the Russell 1000 Index every year for the last nine years.

     (iii)      Fee rates and Profitability – The Board noted that Envestnet proposed to pay Hillman a sub-advisory fee of 0.35% of the Equity Fund’s assets managed by Hillman, which was lower than fees charged by Hillman to its separate accounts. The Board noted that Envestnet anticipated allocating up to approximately 22.5% of the Equity Fund’s assets to Hillman. The Board noted Envestnet’s representation that the proposed sub-advisory fee was consistent with industry practice.

Representatives from Hillman advised the Board that it would not direct any portion of the Equity Fund’s brokerage commissions to brokers and dealers on the basis of research services provided by the broker. The Board also noted that Hillman did not propose to use any affiliated broker-dealer affiliated with Hillman to execute the Equity Fund’s portfolio transactions.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as the Equity Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to Hillman’s sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to Hillman was reasonable, based on the quality of services proposed to be provided by Hillman to the Equity Fund and unanimously voted approve the Sub-advisory Agreement between Envestnet and Hillman.

Optique Capital Management, Inc.

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envestnet Asset Management, Inc. (“Envestnet”), as manager to the 3 to 1 Diversified Equity Fund (the “Equity Fund”), and Optique Capital Management, Inc., formerly Johnson Asset Management (“Optique”). The Vice President of Envestnet discussed his firm’s recommendation to the Board to approve the Agreement. The Board also interviewed the following representatives of Optique via teleconference at their December 10th meeting: Ms. Colette Wallner, Chief Executive Officer, and Mr. Wendell Perkins, Chief Investment Officer of Optique and the proposed portfolio manager of the Equity Fund.

The Trustees next reviewed the materials compiled by the Trust’s Administrator, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth due diligence report of Optique by Envestnet, (iii) a letter from the Administrator to Optique setting forth, and Optique’s response to, a detailed series of questions regarding, among other things, its proposed services to the Equity Fund, (iv) certification from Optique that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of Optique’s compliance policies and procedures by the CCO of the Trust, (v) a summary of its recent SEC staff examination, (vi) Optique’s Form ADV Part II, (vii) a statement of position and income statement, each as of August 31, 2007, and (viii) reports provided by Optique regarding the performance, fees and related information for an international value mutual fund as well as a composite of private accounts currently managed by Optique using strategies similar to those that it will use to manage its allocated portion of the Equity Fund, for the past 1-year, 3-year, 5-year, and since inception periods as of June 30, 2007, and comparisons of the same to the relevant benchmarks.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Equity Fund’s assets, (ii) the quality of Optique’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). The Trustees noted that Envestnet’s Report included a recommendation that the Board approve Optique as a Sub-Advisor to the Equity Fund. The Trustees also discussed the following:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from Optique as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Equity Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Equity Fund’s assets allocated to Optique, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from Optique and the assessment and recommendation by Envestnet, the Board determined that Optique’s resources appear adequate, and specifically noted that Optique would provide the services of three portfolio managers, including Wendell Perkins, its Chief Investment Officer, to manage the relevant portion of the Equity Fund. The Board noted that Optique manages other accounts, including other mutual funds. The Board sought and received assurances from Optique that the proposed portfolio managers’ work load would allow sufficient time to devote to the Equity Fund’s matters. It noted that Optique would also provide the support of administrative staff, including a research analyst, as well as its CEO and Chief Compliance Officer who would monitor compliance matters. The Board then discussed with Wendell Perkins the proposed management style for portion of the Equity Fund’s assets that Optique would manage.

The Board noted that, as of the date of the meeting, Optique managed over $1.7 billion assets, of which $102 million was attributable to the Optique International Value Fund, a mutual fund managed by Optique using a strategy similar to the one that it will use to manage the Equity Fund. The Board also noted the Optique provided performance results for its private accounts managed using a similar strategy to that proposed for the Equity Fund, and sought assurances from Optique that trades would be allocated fairly among the Equity Fund and the Optique’s other clients accounts. Optique assured the Board that trades would be effected in compliance with Optique’s trade allocation policy, which it noted had been reviewed by the Trust’s CCO. The Board reviewed the SEC staff comment letter to Optique, dated August 31, 2007, following an examination of Optique’s operations, and Optique’s response to the same, both of which had been provided to the Board in advance of the meeting. The Board then reviewed the CCO’s report on Optique’s compliance policies and procedures, as well as other relevant portions of the Envestnet Report. The Trust’s CCO represented that he had determined that Optique’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Equity Fund.

The Optique representatives informed the Board that their firm had recently undergone a change in control with respect to approximately 65% of its stock. As a result of the transaction, which was consummated on December 1, 2007, the firm is now 70% employee-owned. The Board reminded the Optique representatives that, if approved, Optique would be required to notify the Trust as to any future changes of control prior to consummation.

     (ii)      Performance – The Board then discussed the performance information provided by Optique and Envestnet. It noted that the performance of the International Value Fund was good on an absolute basis, and, as of June 30, 2007, it had outperformed its index for each of the 1-year, 3-year, 5-year, 7-,year and since inception periods. The Board also discussed with Mr. Perkins the performance of Optique’s International Value Equity Composite, and noted that Optique’s Composite has also returned solid positive performance on an annualized basis for each of the last 4 years ending 2006. It noted that in 2003 and 2005, the Composite’s performance slightly trailed its benchmark, but had otherwise outperformed the benchmark during the past 7 years. The Board also reviewed Envestnet’s Report, including its analysis of Optique’s performance, and noted the positive recommendation.

     (iii)      Fee rates and Profitability – The Board then compared the proposed sub-advisory fee of 0.35% to the fee charged by Optique to its International Value Fund, and noted that the proposed sub-advisory fee was lower than the 0.90% advisory fee charged by Optique to that Fund. The Board noted that Envestnet anticipated allocating approximately 15% of the Equity Fund’s assets to Optique. The Board also noted Envestnet’s representation that the proposed sub-advisory fee was consistent with industry practice.

The Board noted that Optique does not anticipate entering into soft dollar arrangements the Equity Fund. The Board noted that Optique represented that it did not intend to use any affiliated broker-dealer affiliated with Optique to execute the Equity Fund’s portfolio transactions.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as the Equity Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to Optique’s sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Equity Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to Optique was reasonable, based on the quality of services proposed to be provided by Optique to the Equity Fund and unanimously voted to approve the Sub-advisory Agreement between Envestnet and Optique.

London Company of Virginia

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envesnet, as manager to the 3 to 1 Equity Fund, and the London Company of Virginia, as Sub-Advisor. On December 5, 2007, the Trustees interviewed Mr. Stephen Goddard, founder of London Company and one of the proposed portfolio managers for the Equity Fund.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided in advance of the meeting, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth due diligence report of London Company by Envestnet, (iii) a letter from the Administrator to London Company setting forth, and London Company’s response to, a detailed series of questions regarding, among other things, its proposed services to the Equity Fund, (iv) certification from London Company that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of London Company’s compliance policies and procedures by the CCO of the Trust as of December 5, 2007, (v) London Company’s Form ADV Part I and II, (vi) financial statements as of December 31, 2006, and (vii) reports provided by London Company regarding the performance, fees and related information for its Small Cap Core Composite (the “SCC Composite”), which has similar objectives and strategies to those that London Company will use to manage the Equity Fund, for the past 1-year, 3-year, 5-year and since inception periods as of September 30, 2007, and comparisons of the same to its benchmark.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Equity Fund’s assets, (ii) the quality of London Company’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). They noted that Envestnet’s Report included a recommendation that the Board approve London Company as a Sub-Advisor to the Equity Fund. As a result, the Board noted as follows:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from London Company as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Equity Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Equity Fund’s assets allocated to London Company, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from London Company and the assessment and recommendation by Envestnet, the Board determined that London Company’s resources appear adequate, and specifically noted that London Company would provide the services of two portfolio managers, including its founder, Stephen Goddard, to manage the Equity Fund. The Board noted that, London Company manages other accounts, including investment companies. The Board sought and received assurances from London Company that the proposed portfolio managers’ work load would allow sufficient time to devote to the Equity Fund’s matters. It noted that London Company would also provide the support of administrative staff, including a research analyst, as well as its Chief Compliance Officer who would monitor compliance matters. The Board then discussed with Mr. Goddard the proposed management style for portion of the Equity Fund’s assets that London Company would manage.

The Board noted that, as of June 30, 2007, London Company managed over $618 million assets. The Board also reviewed performance results for London Company’s SCC Composite, and sought assurances from London Company that trades would be allocated fairly among the Equity Fund and other clients. The London Company representatives assured the Board that trades would be effected in compliance with London Company’s trade allocation policy, which they noted had been reviewed by the Trust’s CCO. The Board then reviewed the CCO’s report on London Company’s compliance policies and procures, as well as other relevant portions of the Envestnet Report. The Trust’s CCO represented that he had determined that London Company’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Equity Fund.

     (ii)      Performance – The Board then discussed the performance information provided by London Company for its other accounts. It noted that the SCC Composite had outperformed its benchmark on an annualized basis since its inception (September 30, 1999) through September 30, 2007. The Board also reviewed Envestnet’s Report, including its analysis of London Company’s performance, and noted the positive recommendation.

     (iii)      Fee rates and Profitability – The Board then compared the proposed sub-advisory fee to those charged by London Company to the private accounts comprising its SCC Composite. It noted that, at 0.35%, the proposed sub-advisory fee were lower than the 0.85% minimum advisory fee charged by London Company to its other accounts. The Board noted that Envestnet anticipated allocating up to approximately 12.5% of the Equity Fund’s assets to London Company. The Board also noted Envestnet’s recommendation that the proposed sub-advisory fee was consistent with industry practice.

The Board noted that London currently enters into soft dollar arrangements primarily to pay for Bloomberg, a research tool. The Board noted that London Company did not propose to use any broker-dealer affiliated with the London Company to execute the Equity Fund’s portfolio transactions.

The Board reviewed London Company’s financial statements. It noted that the firm had positive net income in the last fiscal year, and appeared to have the financial wherewithal to manage the Equity Fund’s assets. It noted that London Company anticipated a profit from managing the Equity Fund during the initial two fiscal years, and determined that the anticipated profit was reasonable given its overall relationship with the Equity Fund and Envestnet.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as the Equity Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to London Company’s sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to London Company was reasonable, based on the quality of services proposed to be provided by London Company to the Equity Fund and unanimously voted to approve the Sub-advisory Agreement between Envestnet and London Company.

Pictet Asset Management, Ltd.

The Board next determined whether to approve the proposed Sub-advisory Agreement between Envestnet Asset Management, Inc. (“Envestnet”), as manager to the 3 to 1 Diversified Equity Fund (the “Equity Fund”), and Pictet Asset Management, Ltd. (“Pictet”). Vice President of Envestnet of Envestnet discussed his firm’s recommendation to approve Pictet. The Board also interviewed Mr. Richard Heelis, Portfolio Manager of Pictet and one of the proposed portfolio managers for the Equity Fund and Mr. Glen Carbio, Senior Manager of Pictet.

Trustees acknowledged receiving and reviewing the materials compiled by the Trust’s Administrator and provided to the participants in advance of the meeting. They noted that the materials specifically provided to the Board included the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth due diligence report of Pictet by Envestnet, (iii) a letter from the Administrator to Pictet setting forth, and Pictet’s response to, a detailed series of questions regarding, among other things, its proposed services to the Equity Fund, (iv) certification from Pictet that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of Pictet’s compliance policies and procedures by the CCO of the Trust, (v) a summary of a recent SEC staff examination, (vi) Pictet’s Form ADV Part II, (vii) consolidated financial statements of Pictet’s parent company as of December 31, 2006, and (viii) reports provided by Pictet regarding the performance of its MSCI EAFE Core Consolidated Composite for Segregated & Pooled Portfolios (the “EAFE Composite”), which has similar objectives and strategies as those proposed for the Equity Fund, for the past 1-year, 3-year, 5-year, 10-year periods as of September 30, 2007, and comparisons of the same to an appropriate benchmark.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Equity Fund’s assets, (ii) the quality of Pictet’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). They noted that Envestnet’s Report included a recommendation that the Board approve Pictet as a Sub-Advisor to the Equity Fund. The Trustees also discussed the following:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from Pictet as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Equity Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Equity Fund’s assets allocated to Pictet, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from Pictet and the assessment and recommendation by Envestnet, the Board determined that Pictet’s resources appear adequate, and specifically noted that Pictet would provide the services of two portfolio managers to manage the relevant portion of the Equity Fund. It noted that Pictet would also provide the support of administrative staff, including a third Senior Investment Manager with specific responsibility for EAFE, the head of trading, as well as the head of compliance. The Board then discussed with Mr. Heelis the proposed management style for portion of the Equity Fund’s assets that Pictet would manage. The Board noted that, Pictet manages other accounts, including other investment companies. The Board sought and received assurances from Pictet that the proposed portfolio managers’ work load would allow sufficient time to devote to the Equity Fund’s matters.

The Board noted that, as of June 30, 2007, Pictet managed over $24.2billion in assets. The Board received assurances from Pictet that trades would be allocated fairly among the Equity Fund and the other Pictet accounts in compliance with Pictet’s trade allocation policy. The Board reviewed the relevant portions of the Envestnet Report. The Board then asked the Trust’s CCO to summarize and make a recommendation as to Pictet’s compliance policies and procedures. The Trust’s CCO represented to the Board that Pictet’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Equity Fund.

     (ii)      Performance – The Board then discussed the performance information provided by Pictet for its EAFE Composite. It noted that the EAFE Composite had solid returns since September 1995 and, overall, had outperformed its benchmark during the last ten years. The Board also reviewed Envestnet’s Report, including its analysis of Pictet’s performance, and noted the positive recommendation.

     (iii)      Fee rates and Profitability – The Board noted that Envestnet proposed to pay Pictet a sub-advisory fee of 0.50% of the first $50 million of the Equity Fund’s assets managed by Pictet, 0.47% on the next $100 million and 0.43% after $150 million. The Board noted that Envestnet anticipated allocating up to approximately 15% of the Equity Fund’s assets to Pictet. The Board noted Envestnet’s recommendation that the proposed sub-advisory fee was consistent with industry practice.

The Board then asked the Pictet representative whether Pictet would enter into soft dollar arrangements pursuant to which a portion of the Equity Fund’s brokerage commissions would be directed to brokers and dealers who provide Pictet with research services. Mr. Heelis informed the Board that Pictet does enter into “commission sharing” arrangements as permitted by the UK Financial Services Authority, but that Pictet does not anticipate entering into these or other soft dollar arrangements for its U.S. clients, including the Equity Fund. However, Mr. Heelis informed the Board that Pictet may use Pictet & Cie, a broker-dealer affiliated with Pictet, to execute the Equity Fund’s portfolio transactions. The Board reminded Mr. Heelis that such transactions would be required to comply with the Trust’s Rule 17e-1 procedures, and directed the Trust’s CCO to ensure that a copy of such procedures has been provided to Pictet.

The Board reviewed the financial statements provided by Pictet. It noted that the firm had positive net income in the last fiscal year, and appeared to have the financial wherewithal to manage the Equity Fund’s assets.

     (iv)      Economies of Scale – economies of scale will be realized as the Equity Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that although fee breakpoints were included in Pictet’s sub-advisory fee, there were no breakpoints included in the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to Pictet was reasonable, based on the quality of services proposed to be provided by Pictet to the Equity Fund and unanimously voted to approve the Sub-advisory Agreement between Envestnet and Pictet.

WB Capital Management, Inc.

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envestnet Asset Management, Inc. (“Envestnet”), as manager to the 3 to 1 Diversified Equity Fund (the “Equity Fund”), and WB Capital Management, Inc. (“WB Capital”). Vice President of Envestnet of Envestnet discussed his firm’s recommendation to approve WB Capital. The Trustees also interviewed the following WB Capital executives via teleconference during their December 10th meeting: Mr. David Kaplan, Senior Vice President and proposed portfolio manager of the Equity Fund, and Karen Green, Managing Director of WB Capital.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided in advance of the meeting, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth research report of WB Capital by Envestnet and/or a research consultant retained by Envestnet, (iii) a letter from the Administrator to WB Capital setting forth, and WB Capital’s response to, a detailed series of questions regarding, among other things, its proposed services to the Equity Fund, (iv) certification from WB Capital that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of WB Capital’s compliance policies and procedures, (v) a summary of a recent SEC staff examination, (vi) WB Capital’s Form ADV Part II, and (vii) reports provided by WB Capital regarding the performance, fees and related information for its Small-Cap Core Equity Composite (the “SCCE Composite”), which has similar objectives and strategies as those that would be used by WB to manage its allocation portion of the Equity Fund, for the period June 30, 2000 through June 30, 2007, and comparison of the same to the Russell 2000 Index. They noted that WB Capital is a subsidiary of West Bancorporation, Inc., and that its financial statements are publicly available.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Equity Fund’s assets, (ii) the quality of WB Capital’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). They noted that Envestnet’s Report included a recommendation that the Board approve WB Capital as a Sub-Advisor to the Equity Fund. The Trustees also noted as follows:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from WB Capital as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Equity Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Equity Fund’s assets allocated to WB Capital, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from WB Capital and the assessment and recommendation by Envestnet, the Board determined that WB Capital’s resources appear adequate, and specifically noted that WB Capital would provide the services of David Kaplan as the portfolio manager to manage the relevant portion of the Equity Fund. The Board noted that Mr. Kaplan also manages other accounts, and sought and received assurances from WB Capital that his work load would allow sufficient time to devote to the Equity Fund’s matters. It noted that WB Capital would also provide the support of administrative staff, including research staff. The Board then discussed with Mr. Kaplan the proposed management style for the portion of the Equity Fund’s assets allocated to WB Capital.

The Trustees noted that, as of June 30, 2007, WB Capital managed over $4.5 billion assets, including six other registered investment companies. It also noted that WB Capital manages its SCCE Composite using strategies similar to those that it will use to manage the Equity Fund, and sought assurances from WB Capital that trades would be allocated fairly among the Equity Fund and the other WB Capital accounts. The WB Capital representatives assured the Board that trades would be effected in compliance with WB Capital’s trade allocation policy. The Board then asked the Trust’s CCO to summarize and make a recommendation as to WB Capital’s compliance policies and procedures. The Trust’s CCO represented to the Board that WB Capital’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Equity Fund

     (ii)      Performance – The Board then discussed the performance information provided by WB Capital for its other accounts. It noted that, except for 2005, the SCCE Composite had returned positive performance since its inception nine years ago, and generally had outperformed its benchmark on an annualized basis. The Board also reviewed Envestnet’s Report, including its analysis of WB Capital’s performance, and noted the positive recommendation, including the analyst’s conclusion that WB’s SCCE Composite had “a strong performance record for the 3-, 5-, and 7-year periods… and consistently outperformed its benchmark.”

     (iii)      Fee rates and Profitability – The Board then compared the proposed sub-advisory fee to those charged by WB Capital to its private accounts comprising the SCCE Composite. It noted that, at 0.35%, the proposed sub-advisory was lower than the 0.050% minimum advisory fee charged by WB Capital to the accounts in the SCCE Composite. The Board noted that Envestnet anticipated allocating up to approximately 12.5% of the Equity Fund’s assets to WB Capital. The Board also noted Envestnet’s recommendation that the proposed sub-advisory fee was consistent with industry practice.

The Board noted that WB Capital proposes to enter into soft dollar arrangements pursuant to which a portion of the Equity Fund’s brokerage commissions would be directed to brokers and dealers who provide WB Capital with research services. The Board reminded the WB Capital representative that any such soft dollar arrangements must be in the best interests of the Equity Fund and its shareholders and must comply with regulatory requirements. The Board noted that WB Capital did not propose to use any broker-dealer affiliated with it to execute the Equity Fund’s portfolio transactions.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as the Equity Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to WB Capital’s sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to WB Capital was reasonable, based on the quality of services proposed to be provided by WB Capital to the Equity Fund and unanimously voted to approve the Sub-advisory Agreement between Envestnet and WB Capital.

Loomis Sayles & Company, L.P.

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envestnet Asset Management, Inc. (“Envestnet”), as manager to the 3 to 1 Strategic Income Fund (the “Income Fund”), and Loomis Sayles & Company, L.P. (“Loomis Sayles”). Vice President of Envestnet of Envestnet discussed his firm’s recommendation to approve Loomis Sayles. The Board also interviewed the following representatives of Loomis Sayles: Peter W. Palfrey, CFA and Richard G. Raczkowski, the proposed portfolio managers of the Income Fund, Christopher Hunter and James Simchuk, each of Loomis Sayles.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided in advance of the meeting, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth research report of Loomis Sayles by Envestnet and/or a research consultant retained by Envestnet, (iii) a letter from the Administrator to Loomis Sayles setting forth, and Loomis Sayles’ response to, a detailed series of questions regarding, among other things, its proposed services to the Income Fund, (iv) certification from Loomis Sayles that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Income Fund, and a summary of Loomis Sayles’ compliance policies and procedures by the CCO of the Trust, (v) a summary provided by Loomis Sayles of its recent SEC staff examination, (vi) Loomis Sayles’ Form ADV Part II, (vii) consolidated financial statements of Loomis, Syales & Company, L.P. (a wholly-owned subsidiary of IXIS Asset Management U.S. Group, L.P.) as of December 31, 2006, and (viii) reports provided by Loomis Sayles regarding the performance of certain of its other accounts, including the Core Plus Composite, which has similar objectives and strategies as those proposed to be used by Loomis Sayles to manage the Income Fund, for the period January 1, 1997 through December 31, 2006, as well as comparisons of the same to its benchmark, the Lehman Aggregate Bond Index. .

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Income Fund’s assets, (ii) the quality of its investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). They noted that Envestnet’s Report included a recommendation that the Board approve Loomis Sayles as a Sub-Advisor to the Income Fund. The Trustees also discussed the following:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from Loomis Sayles as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Income Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Income Fund’s assets allocated to Loomis Sayles, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from Loomis Sayles and the assessment and recommendation by Envestnet, the Board determined that Loomis Sayles’ resources appear adequate, and specifically noted that Loomis Sayles would provide the services of two portfolio managers to manage the relevant portion of the Income Fund. It noted that Loomis Sayles would also provide the support of administrative staff, including those of its General Counsel, as well as its Chief Compliance Officer. The Board then discussed the Loomis Sayles’ core plus management style with the proposed portfolio managers.

The Board noted that, as of June 30, 2007, Loomis Sayles managed over $114.7 billion in assets. It noted Loomis Sayles manages a number of accounts using a strategy similar to the one that it will use to manage the Income Fund, and that the summary of the recent SEC examination staff comments included a comment as to Loomis Sayles’ trade allocation practices. As a result, it sought assurances from Loomis Sayles that trades would be allocated fairly among the Income Fund and the other Loomis Sayles accounts. The Loomis Sayles representatives assured the Board that trades would be effected in compliance with Loomis Sayles’ trade allocation policy. The Board asked the Trust’s CCO to summarize Loomis Sayles’ compliance policies and procedures, including its trade allocation policies, and make a recommendation to the Board. The Trust’s CCO represented to the Board that Loomis Sayles’ compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Income Fund.

     (ii)      Performance – The Board then discussed the performance information provided by Loomis Sayles for comparable accounts. It noted that Loomis Sayles’ Core Plus Composite had positive returns during the last ten years and, overall, had outperformed its benchmark. It noted that the Loomis Sayles Core Plus Bond Fund, a mutual fund with a similar strategy to the Income Fund, outperformed its benchmarks during the calendar year 2006, but that its performance was slightly lower than the benchmarks in the last 5-year and 10-year periods. Board reviewed Envestnet’s Report, including its analysis of Loomis Sayles’ performance, and noted the positive recommendation.

     (iii)      Fee rates and Profitability – The Board then compared the proposed sub-advisory fee to those charged by Loomis Sayles to its other accounts. It noted that, at 0.30%, the proposed sub-advisory fee was lower than the 0.375% minimum advisory fee charged by Loomis to other mutual funds with similar investment strategies. It noted that the proposed sub-advisory fee was slightly higher than the minimum charged to private accounts comprising the Core Plus Composite. The Board noted Envestnet’s recommendation that the proposed sub-advisory fee was consistent with industry practice.

Loomis Sayle’s principals advised the Board that it does not anticipate entering into soft dollar arrangements on behalf of the Income Fund. He informed the Board that Loomis Sayles does not anticipate using a broker-dealer affiliated with Loomis Sayles to execute the Income Fund’s portfolio transactions.

The Board reviewed Loomis Sayles’ audited financial statements, as of December 31, 2006. It also noted that Loomis Sayles anticipated a profit margin of approximately 37.5% from managing the Income Fund. The Board determined that the profit was reasonable in light of its services to the Income Fund and proposed sub-advisory fee.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as theIncome Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to Loomis Sayles’ sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to Loomis Sayles was reasonable, based on the quality of services proposed to be provided by Loomis Sayles to the Income Fund and unanimously voted to approve the Sub-advisory Agreement between Envestnet and Loomis Sayles.

SMH Capital Advisors, Inc.

The Board next considered whether to approve the proposed Sub-advisory Agreement between Envestnet Asset Management, Inc. (“Envestnet”), as manager to the 3 to 1 Strategic Income Fund (the “Income Fund”), and SMH Capital Advisors, Inc. (“SMH Capital”). Vice President of Envestnet of Envestnet discussed his firm’s recommendation to approve SMH Capital. The Trustees also interviewed the following representatives of SMH via teleconference at their December 10th meeting: Dwayne Moyers, portfolio manager of the Income Fund, Tracey Suemeyer and Tracey Gerom.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided in advance of the meeting, including the following: (i) a copy of the proposed Sub-advisory Agreement, (ii) an in-depth research report of SMH Capital by Envestnet and/or a research consultant retained by Envestnet, (iii) a letter from the Administrator to SMH Capital setting forth, and SMH Capital’s response to, a detailed series of questions regarding, among other things, its proposed services to the Income Fund, (iv) certification from SMH Capital that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Income Fund, and a summary of SMH Capital’s compliance policies and procedures by the CCO of the Trust, (v) SMH Capital’s Form ADV Part II, and (vi) reports provided by SMH Capital regarding the performance of its SMHCA High Income Composite (the “Income Composite”), which has similar objectives and strategies to those of the Income Fund, for the period January 1, 1995 through December 31, 2006, as well as comparisons of the same to its benchmarks, the Lehman Brothers High Yield Index and Merrill Lynch High Yield Master Index.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. The Trustees discussed Envestnet’s due diligence report, including Envestnet’s assessment with respect to: (i) the quality of the investment team proposed to manage a portion of the Income Fund’s assets, (ii) the quality of SMH’s investment process, (iii) its research and trading capabilities, and (iv) its risk controls (“Envestnet’s Report”). They noted that Envestnet’s Report included a recommendation that the Board approve SMH Capital as a Sub-Advisor to the Income Fund. The Board also considered the following:

     (i)      The Nature, Extent and Quality of Services – The Board reviewed the responses from SMH Capital as to the nature of its business, its experience in managing investment accounts, as well the resources proposed to be provided to the Income Fund. The Board considered the adequacy of such resources in light of the expected growth in the level of the portion of the Income Fund’s assets allocated to SMH Capital, and whether the resources are sufficient to sustain positive performance, compliance and other needs. Based on the responses from SMH Capital and the assessment and recommendation by Envestnet, the Board determined that SMH Capital’s resources appear adequate, and specifically noted that SMH Capital would provide the services of two portfolio managers to manage the relevant portion of the Income Fund. It noted that SMH Capital would also provide the support of administrative staff, including two research analysts and two traders. The Board then discussed with Mr. Moyers his firm’s portfolio management strategies.

The Board noted that, as of June 30, 2007, SMH Capital managed over $1.9 billion assets. It noted SMH Capital manages a number of accounts (including another mutual fund) using a similar strategy to the strategy that it will use to manage its allocated portion of the Income Fund. The Board sought assurances from SMH Capital that trades would be allocated fairly among the Income Fund and the other accounts. SMH Capital assured the Board that trades would be effected in compliance with SMH Capital’s trade allocation policy. The Board asked the Trust’s CCO to summarize SMH Capital’s compliance policies and procedures, including its trade allocation policies, and make a recommendation to the Board. The Trust’s CCO represented to the Board that SMH Capital’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and he recommended that the Board and the Board approve such policies and procedures with respect to the Income Fund.

     (ii)      Performance – The Board then discussed the performance information provided by SMH Capital for its other accounts. It noted that the Income Composite had outperformed its benchmarks during the 5-year, 10-year, and since inception periods, but had underperformed the benchmarks in the 1-year, 3-year, and year-to-date periods. The Board reviewed and relied upon Envestnet’s Report, which concluded that, overall, the Income Composite had “strong statistical performance over the long period” and that positive performance was expected to continue.

     (iii)      Fee rates and Profitability – The Board then compared the proposed sub-advisory fee to those charged by SMH Capital to its other accounts. It noted that, at 0.35%, the proposed sub-advisory fee was lower than the 0.50% minimum advisory fee that SMH Capital charges to its private accounts. The Board also noted Envestnet’s recommendation that the proposed sub-advisory fee was consistent with industry practice. The Board noted that Envestnet anticipated allocating up to approximately 50% of the Equity Fund’s assets to SMH Capital.

In response to questions from the Trustees, SMH Capital stated that it does not propose to enter into soft dollar arrangements, and that itwill notintend to use any broker-dealer affiliated with SMH to execute the Income Fund’s portfolio transactions.

     (iv)      Economies of Scale – In determining the reasonableness of the sub-advisory fee, the Board also considered whether economies of scale will be realized as the Income Fund grows. The Trustees noted that the sub-advisory fee is paid by Envestnet, not the Fund, and thus, the introduction of breakpoints would only inure to the benefit of the Fund to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to SMH’s sub-advisory fee or the advisory fee, but determined that these were not necessary at this time because the Fund is a new fund that has not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the sub-advisory fee proposed to be paid by Envestnet to SMH Capital was reasonable, based on the quality of services proposed to be provided by SMH Capital to the Income Fund and unanimously voted to approve the Sub-advisory Agreement between Envestnet and SMH Capital.

III to I Financial Management Research, L.P.

The Board next considered whether to approve the proposed Portfolio Research Consulting Agreement between Envestnet Asset Management, Inc. (“Envestnet”), investment adviser to the 3 to 1 Funds, and III to I Financial Management Research, L.P. (“FMR”). The Trustees interviewed Mr. Paul Lyons of FMR via teleconference during their December 10th meeting.

The Trustees also reviewed the materials compiled by the Trust’s Administrator and provided in advance of the meeting, including the following: (i) a copy of the proposed Portfolio Research Consulting Agreement, (ii) a letter from the Administrator to FMR setting forth, and FMR’s response to, a detailed series of questions regarding its proposed services, (iii) a memorandum dated October 16, 2007 from Cain Watters Associates, PC (“CWA”), an affiliate of FMR, acknowledging CWA’s obligations under ERISA with respect to “eligible investment advice arrangements,” and assuring the Board that CWA would comply with the applicable provisions of the Pension Protection Act of 2006; (iv) certification from FMR that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws, and a summary of FMR’s compliance policies and procedures by the CCO of the Trust, (v) a summary of any recent SEC staff examinations, and (vi) FMR’s Form ADV Part II.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed, in light of their business judgement, to be relevant. As a result, the Board noted as follows:

     (i)      The Nature, Extent and Quality of Services – The Board noted that FMR proposes to assist Envestnet in developing, constructing and monitoring the asset allocation and portfolio strategy for each Fund, and also would provide research and other services to Envestnet. It noted that Envestnet would retain the ultimate decision-making authority with respect to all matters relating to the Funds. The Board noted that FMR and Envestnet have collaborated with respect to other existing funds, including several mutual funds and bank common trust funds. It noted that, as of June 30, 2007, FMR managed over $1 billion in assets. The Trustees reviewed with Mr. Lyons’ the due diligence procedures employed by FMR in conducting due diligence and supervising Sub-Advisors that it recommends.

The Board noted that CWA, a public accounting firm and affiliate of FMR, proposes to recommend the 3 to 1 Funds to its clients, including qualified plan clients. The Board noted that the Trust’s legal counsel had discussed with FMR the related legal issues and, as a result, CWA had provided a memorandum from its ERISA legal counsel, Patton Boggs, and a memorandum to Unified from CWA, assuring the Board that (i) its financial planning fees to qualified plan clients would not vary based on the investment options selected by the plan clients, (ii) CWA would obtain the specific consent of the plan fiduciary prior to investing any qualified plan assets in the 3 to 1 Funds, (iii) CWA would make all required disclosures to qualified plan clients in connection with any recommendation of the 3 to 1 Funds, and (iv) commencing calendar year 2008, CWA will undergo an annual independent audit to test its compliance with the conditions imposed by the Pension Protection Act of 2006 and applicable regulations.

The Board asked the Trust’s CCO to summarize FMR’s compliance policies and procedures, and make a recommendation to the Board. The Trust’s CCO represented to the board that FMR’s compliance policies and procedures were adequately designed to prevent violation of federal securities laws, and recommended that the Board and the Board approve such policies and procedures with respect to the Funds.

     (ii)      Performance – The Board then discussed the performance information provided by FMR for the other funds for which it has acted as lead investment manager since 2006. investment adviser and/or research consultant. The Trustees noted that the funds had outperformed their respective benchmark for the year-to-date and inception-to-date periods, with the exception of the high yield bond fund, which lagged its benchmark.

     (iii)      Fee rates and Profitability – The Board noted that FMR’s consulting fee under the Portfolio Research Consulting Agreement would be the remainder, if any, after subtracting the following from the management fee received by Envestnet from the Funds: (i) payments made to the Funds by Envestnet for out-of-pocket expenses, (ii) fee waivers by Envestnet with respect to the Funds during the relevant period, (iii) fees paid to the Sub-Advioers, and (iv) an Adjusted Advisory Fee (determined as the sum of (A) 0.20% of the first $100,000,000 of combined assets of the Funds, plus (B) 0.10% of assets in excess of $100,000,000). They noted that FMR did not anticipate that the agreement would be profitable to FMR until assets in the Funds reached at least $100 million in assets.

     (iv)      Economies of Scale – In determining the reasonableness of the consulting fee, the Board also considered whether economies of scale will be realized as the Funds grow. The Trustees noted that the consulting fee is paid by Envestnet, not the Funds, and thus, the introduction of breakpoints would only inure to the benefit of the Funds to the extent the advisory fee included breakpoints. The Board noted that no fee breakpoints were proposed with respect to the advisory fee, but determined that these were not necessary at this time because the Funds are new funds that have not yet commenced operations.

After reviewing all of the foregoing, the Board determined that the consulting fee proposed to be paid by Envestnet to FMR was reasonable, based on the quality of services proposed to be provided by FMR to the Funds and unanimously voted to approve the Portfolio Research Consulting Agreement between Envestnet and FMR.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 616-4848 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov .

TRUSTEES

Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President
John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer
Heather A. Bonds, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER

Envestnet Asset Management, Inc.
35 East Wacker Drive
Chicago, IL 60601

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August, 8 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not Applicable – filed with annual report

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

     Investment Company Act of 1940 are filed herewith.

(a)(3)     Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By
*/s/ Anthony Ghoston

     Anthony Ghoston, President

Date: 09/04/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

* /s/ Anthony Ghoston

Anthony Ghoston, President

Date: 09/04/2008

By
*/s/ William Murphy

William J. Murphy, Interim Treasurer

Date: 09/04/2008